As filed with the Securities and Exchange Commission on September 30, 1996

                                        File Nos.: 811-__________
                                                   33-___________

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, DC  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

          Pre-Effective Amendment No.                       [ ]

          Post-Effective Amendment No.                      [ ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                 [X]

          Amendment No.                                     [ ]

                  KALMAR POOLED INVESTMENT TRUST
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       (Exact Name of Registrant as Specified in Charter)


                         1300 Market Street
                   Suite 500, Wilmington, DE 19801
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            (Address of Principal Executive Office)    (Zip Code)

Registrant's Telephone Number, Including Area Code (302) 658-7575
                                                   ---------------
                    Ford B. Draper, Jr., President
                         1300 Market Street
                   Suite 500, Wilmington, DE 19801
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            (Name and Address of Agent for Service)

Please send copies of all communications to:
                    Joseph V. Del Raso, Esquire
                    Stradley, Ronon, Stevens & Young, LLP
                    2600 One Commerce Square
                    Philadelphia, PA  19103-7098

Approximate  Date of Proposed Public Offering:   As soon as practical  after
the effective date of this registration statement.
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Registrant hereby elects to register an indefinite number of  shares of  its securities under this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.
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Registrant hereby amends this Registration  Statement  on such dates as  may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

					   TABLE OF CONTENTS
                          TO FORM N-1A

               The Facing Page

               1-  Cross-Reference Sheet

               2-  Part A -  Prospectus for the Kalmar "Growth-with-Value"
                             Small Cap Fund
                          - Prospectus for the Kalmar "Growth-with-Value" Micro Cap Fund

               3-  Part B - Statement of Additional Information

               4-  Part C - Other Information

               5-  Signature Page

               Exhibits

                     CROSS REFERENCE SHEET
                  (as required by Rule 481(a))

[***TO BE UPDATED, ONCE DRAFT FINALIZED***]
N-1A
Item No.       Caption or Location in Prospectus

Part A
------
1              Cover

2              Expenses of the Fund

3              N/A

4 Prospectus Cover, Investment Objective and Policies, Special Risk Considerations, Investment Restrictions

5 Board of Trustees, Investment Adviser, Distributor, Distribution Agreement, Administrator, Transfer Agent,
			   Dividend Paying Agent and Custodian and Expenses

6 Shares of Beneficial Interest, Voting Rights and Shareholder Meetings, Dividends, Distributions and Taxes

7              Calculation of Net Asset Value, How to Purchase Shares

8              How to Redeem Shares

9              N/A

Part B
------
10             Cover

11             Table of Contents

12             N/A

13             Cover, Investments, Investment Restrictions

14             Officers and Trustees of the Trust

15             N/A

16 Investment Adviser, Distributor, Administrator, Transfer Agent, Dividend Paying Agent and Custodian

17             Allocation of Portfolio Brokerage

18             N/A

19             Purchase of Shares

20             N/A

21             Distributor, Distribution Agreement and  Purchase of  Shares

22             Performance

23             N/A

Part C
------
Items 24 through 32 have been answered in order in Part C.

           KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                          A SERIES OF
                 KALMAR POOLED INVESTMENT TRUST
                 1300 MARKET STREET, SUITE 500
                        WILMINGTON, DE
                         (302) 658-7575

           PROSPECTUS DATED __________________, 1996

This prospectus offers shares of the Kalmar "Growth-with-Value" Small Cap Fund (the "Fund"), which is a series of Kalmar Pooled Investment Trust (the "Trust"), an open-end diversified management investment company commonly known as a mutual fund. The Trust currently offers shares of both the Fund and the Kalmar "Growth-with-Value" Micro Cap Fund, each of which has a diversified portfolio of assets and a specific investment objective and policies. Shares of the Kalmar "Growth-with-Value" Micro Cap Fund are offered by a separate prospectus.

The Fund's investment objective is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in small capitalization stocks according to the longer-term "Growth-with-Value" investment philosophy, and with the small cap and micro cap investing expertise of the investment professionals of Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of smaller companies which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may also be undervalued can result in lower risk and higher return when compared to many other small company investment strategies. See "Investment Objectives and Policies."

Shares of the Fund may be purchased on a no-load basis without sales or distribution charges through the Fund's distributor or through investment management and financial consultants or brokers, and may be purchased or
redeemed  at  any  time.   Requests to purchase or redeem  shares  will  be
processed at the net asset value per share next determined following receipt and acceptance of the investor's purchase order or redemption
request.   See  "How  to  Purchase Shares,"  "How  to  Redeem  Shares"  and
"Calculation of Net Asset Value."
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This  Prospectus sets forth information about the Fund that  a  prospective investor should know before investing, and should be read and retained  for
future  reference.   More information about both the Fund  and  the  Kalmar
"Growth-with-Value" Micro Cap Fund has been filed with the U.S. Securities and Exchange Commission and is contained in a "Statement of Additional Information" dated _________, 1996, as amended from time to time, which is available upon request and without charge by writing or calling the Fund or its distributor at the addresses and numbers set forth on the back cover of this prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

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THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY  THE  SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED   UPON   THE   ACCURACY  OR  ADEQUACY  OF  THIS   PROSPECTUS.    ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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
                           Prospectus
                 Kalmar Pooled Investment Trust


Contents                                                        Page
--------                                                        ----
Prospectus Summary.........................................
Fund Expenses..............................................
Adviser's Investment Performance...........................
Investment Objective and Policies..........................
     Investment Philosophy.................................
     Investment Policies...................................
     Other Investment Practices............................
Risks and Special Considerations...........................
Management of the Fund.....................................
     Board of Trustees.....................................
     Investment Adviser....................................
     Distributor...........................................
     Administrator, Transfer Agent and Custodian...........
Expenses...................................................
Calculation of Net Asset Value.............................
How to Purchase Shares.....................................
Retirement Plans...........................................
How to Redeem Shares.......................................
Performance Information....................................
General Information........................................
Dividends, Capital Gains Distributions and Taxes...........
Shareholder Accounts.......................................


                       PROSPECTUS SUMMARY


INVESTMENT OBJECTIVE AND POLICIES. The objective of the Kalmar "Growth-with-Value" Small Cap Fund is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in small capitalization stocks according to the longer term "Growth-with-Value" investment philosophy and with the small cap and micro cap investing expertise of the investment professionals of the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of smaller companies which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may be also undervalued can result in both lower risk and higher return when compared to many other small company investment strategies.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy which purposefully seeks to INTEGRATE the best elements of creative growth company investing, with discriminating value-seeking investment discipline, and a longer-term intent. With its intent of owning the "good growth businesses" underlying its stocks, the Adviser seeks to make fewer, better investment decisions for longer holding periods and larger gains, based on in-depth, in-house, hands-on research and company business analysis. The resulting low relative levels of trading and portfolio turnover versus typical "aggressive growth" or "emerging growth" investment styles can produce meaningful transaction cost savings to benefit all fund share-holders as well as greater tax efficiency for taxable shareholders by producing a preponderance of long-term, as opposed to short term, capital gains. Importantly, the Adviser's "Growth-with-Value" philosophy and in-depth research seek both lower risks AND higher reward relative to small company equity markets generally through its integrated strategy of investing in solid, promising, smaller growth companies that have not yet been fully recognized and exploited by other institutional investors and, hence, whose stocks may be purchased at under-valued levels. See "Investment Objective and Policies."

INVESTMENT ADVISER. Kalmar Investment Advisers serves as the investment adviser for the Fund. Over the past fourteen years, the Adviser's portfolio management team has managed micro cap and small cap assets in separate accounts now totaling in excess of $600 million for a variety of clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and other institutions such as endowments, foundations, hospitals and other charitable institutions, all according to the same longer-term oriented "Growth-with-Value" philosophy utilized by the Fund. Existing clients of the Adviser will have the opportunity to transfer their assets to the Fund in exchange for shares, and thereby avail themselves of a pooled investment vehicle. Kalmar intends to invest assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees. The Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fees charged by most small company equity mutual fund managers, however, it is higher than that charged by many other mutual funds. See "Investment Adviser."

ADVISER'S INVESTMENT PERFORMANCE. Information about the performance record of the Adviser's portfolio management team for its separately managed accounts over the past fourteen years is provided in the section of the Prospectus called "Adviser's Investment Performance."

HOW TO INVEST. Shares of the Fund may be purchased on a no-load basis, without sales or distribution charges, and are sold through investor relationships with investment management and financial consultants, brokers or dealers, or directly by the Fund's distributor. The public offering price of shares of the Fund is the net asset value per share of the Fund next determined after receipt and acceptance of an order and payment satisfactory to the Fund. The minimum initial investment is $10,000 and there is no minimum for subsequent investment. There is no minimum initial investment amount for investments by qualified retirement accounts. An application and information is available by calling [(800) ___-_________.] See "How To Purchase Shares."

HOW TO REDEEM SHARES. Shares may be redeemed by the Fund, or repurchased by the Distributor, at the net asset value per share next determined after receipt and acceptance of a redemption request in proper form by the Fund, without the imposition of sales charges or redemption fees. See "How to Redeem Shares."

DIVIDEND REINVESTMENT. The Fund intends to pay dividends from its net investment income and any net capital gains, if any, on an annual basis. Any dividends and distribution payments will be reinvested at net asset value in additional full and fractional shares of the Fund, unless the shareholder specifically elects to receive such distributions in cash. See "Dividends, Distributions and Taxes."

RISKS AND SPECIAL CONSIDERATIONS. Prospective investors should consider the following factors: (1) investments in small capitalization stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses as well as realize substantial gains; (2) the Fund may lend its securities which entails a risk of loss should a borrower fail financially; (3) to the extent that the Fund invests in foreign securities, such investment may involve political, economic or currency risks not ordinarily associated with domestic securities; and (4) although the Adviser's portfolio management team has extensive investment management experience with private separately managed accounts, it has not previously served as the adviser to a mutual fund. See "Risks and Special Considerations."

ORGANIZATION AND MANAGEMENT OF THE FUND. The Fund is a series of Kalmar Pooled Investment Trust (the "Trust"), which is an open-end diversified management investment company commonly known as a mutual fund. The Trust also offers shares of the Kalmar "Growth-with-Value" Micro Cap Fund through a separate prospectus. The Fund's assets are held by its custodian, Wilmington Trust Company, and the Fund's administrative, transfer agency and fund accounting services are provided by Rodney Square Management
Corporation. The distributor of the Fund's shares is Rodney Square Distributors, Inc. See "Management of the Fund" and "General Information."

                         FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases                None
Maximum Sales Load Imposed on Reinvested Dividends     None
Contingent Deferred Sales Charge                       None
Redemption Fees                                        None

ESTIMATED ANNUAL OPERATING EXPENSES: These expenses, which cover the cost of investment management, administration, distribution, marketing and shareholder communications, are quoted as a percentage of average daily net assets of the Fund. The expenses are factored into the Fund's share price and are not billed directly to shareholders.

Advisory Fee (after voluntary waiver)                  0.97%
12b-1 Fees                                             None
Other Expenses                                         0.28%
--------------                                         -----
Total Operating Costs                                  1.25%1

1 FOR THE CURRENT FISCAL YEAR, THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS FEE OR ASSUME CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING COSTS OF THE FUND WILL NOT EXCEED 1.25% OF THE AVERAGE DAILY NET ASSETS OF THE FUND. ABSENT THE ADVISER'S ACTIONS TO LIMIT THE OPERATING COSTS, THE FUND WOULD PAY AN ANNUAL ADVISORY FEE OF 1.00% AND IT IS ESTIMATED THAT THE TOTAL OPERATING COSTS OF THE FUND DURING ITS FIRST FISCAL YEAR WOULD BE 1.28% ON AN ANNUALIZED BASIS.

EXAMPLE: The following example illustrates the expenses that an investor would pay on a $1,000 investment in the Fund over various time periods assuming a 5% annual rate of return and redemption at the end of each time period.

                   One Year       Three Years
				   --------       -----------
                     $13              $40

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE PURPOSE OF THE ABOVE EXPENSE TABLES AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS EXPENSES THAT AN INVESTOR IN EITHER CLASS OF SHARES OF THE FUND WILL BEAR DIRECTLY OR INDIRECTLY. THE FUND IS NEW AND THEREFORE THE AMOUNTS OF THE "ADVISORY FEE (AFTER VOLUNTARY WAIVER)" AND "OTHER EXPENSES" IN THE EXPENSE TABLE AND THE NUMBERS IN THE EXAMPLE ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                ADVISER'S INVESTMENT PERFORMANCE

Set forth below is certain information relating to separate accounts managed by the Fund's portfolio management team. These accounts are managed accord-ing to the same investment objective and "Growth-with-Value" investment philosophy, and are subject to substantially similar investment policies and techniques as those used by the Fund. See "Investment Objectives and Policies." The performance record shown below relates to the activities of the portfolio management team with respect to its activities at Kalmar Investments Inc. ("Kalmar"), which provides advisory services to separately managed accounts, and is the sister company of the Adviser. See "Investment Adviser." The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts shown due to the fact that the average market capitalization of the companies included in the separate account portfolios was approximately $250 million and the Fund may purchase shares of companies with greater market capitalizations. The Fund's results may also be different because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Internal Revenue,Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

   YEAR        KALMAR      RUSSELL 2000  NASDAQ COMPOSITE     S & P 500
  ENDING    TOTAL RETURN*  TOTAL RETURN    TOTAL RETURN     TOTAL RETURN
  ------    -------------  ------------    ------------     ------------
 12/31/84       1.46          (7.30)         (11.22)            6.26
 12/31/85      33.98          31.05           31.36            31.76
 12/31/86      28.14           5.68            7.36            18.70
 12/31/87      (1.90)         (8.77)          (5.26)            5.22
 12/31/88      23.58          24.89           15.41            16.57
 12/31/89      38.42          16.24           19.26            31.65
 12/31/90      (7.58)        (19.51)         (17.80)           (3.14)
 12/31/91      65.52          46.05           56.84            30.45
 12/31/92       8.87          18.41           15.45             7.62
 12/31/93      27.11          19.91           14.75            10.06
 12/31/94       3.08          (1.82)          (3.20)            1.30
 12/31/95      25.38          26.21           39.92            37.54

 CUMULATIVE
TOTAL RETURN    KALMAR*       RUSSELL        NASDAQ       S & P 500
------------    -------       -------        ------       ---------
 12 Years*      699.73%       252.21%        277.39%       459.58%
 1984-1995

AVERAGE ANNUAL
 TOTAL RETURN
 ------------
 12 Years*      18.92%        11.06%         11.70%         15.43%
 1984-1995

*The results shown above represent a composite of discretionary, fee paying, separate accounts under management for at least six months, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of advisory, brokerage or other expenses (excluding fees such as
custody   fees  which  are  paid  separately  by  the  investor).   Certain
individual accounts that are subject to investment restrictions, tax, income or other special considerations that constrain the investment process are excluded from the composite figures shown above.

               INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is long-term capital appreciation. The investment objective of the Fund is a fundamental policy, which means that it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of smaller companies which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. There can be no assurance that the Fund will achieve its objective.

INVESTMENT PHILOSOPHY.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy, which integrates what the Adviser believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying its portfolio holdings. The investment philosophy is a primarily bottom-up, fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Adviser views its "Growth-with-Value" philosophy as a relatively conservative approach to small company investing, yet one which the Adviser believes can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of most other small company investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to limit transaction costs and to increase tax efficiency for its shareholders.

In identifying, analyzing, selecting, and monitoring investments, the Fund's portfolio management team utilizes an independent, hands-on, fundamental, in-house-research-driven approach. To identify solid, well managed, rapidly growing small capitalization companies, and qualify such companies for investment, the Fund's portfolio managers perform fundamental research and business analysis of a given company's publicly available financial information, engage in extensive and on-going management contact, facility visits, and appropriate in-depth cross checks with customers, suppliers, competitors, etc., as well as with industry trade groups, consultants and such other "experts" as they deem appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts, strategists, etc., to complement its in-house research and investment management decision making.

As a central ingredient in its investment philosophy and investment selection process, the Fund seeks to invest in promising smaller companies which meet its objectives for above average future business value growth, but which have not yet been fully recognized and exploited by other institutional small company investors. Such companies may be followed by relatively few, or sometimes no securities analysts, and, therefore, may be inefficiently valued and available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and also from the potential re-valuation upward of their securities as their business success attracts larger numbers of additional investors and greater "Wall Street" sponsorship over time.

Except as described herein, the following investment policies are not fundamental policies of the Fund which means that the Trustees may change such policies without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act.

INVESTMENT POLICIES.

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its assets in smaller companies in terms of market capitalization and/or total revenues, whose stock market capitalization (total market value of outstanding shares) or total revenues range from $50 million to $1 billion at the time of investment. Small capitalization growth companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the predominant component of the Fund's return. In the event that the Adviser, through fundamental investment analysis, identifies a company whose stock appears to be substantially overvalued in the trading markets, the Fund may engage in short sales of the company's stock. This process allows the Fund to realize profits if the value of a company's stock is reduced to a level that was anticipated by the Adviser.

In  addition,  the  Fund may invest in other types of  securities  such  as preferred stocks, securities convertible into common stocks, as well as certain debt securities, consistent with its long-term capital appreciation objective. The Fund may invest up to 15% of its assets in foreign securities, including sponsored or unsponsored American Depository Receipts ("ADRs"). The Fund may also buy and sell options on individual securities or indices, for purposes of achieving additional return or for hedging purposes, although at no time will more than 5% of the Fund's assets be allocated to premiums or margins required to establish options positions for non-hedging purposes, and no more than 10% of the Fund's assets will be subject to obligations underlying such options. Additional information about the Fund's investments, policies and restrictions is provided below and in the Fund's Statement of Additional Information.

EQUITY SECURITIES. The Fund will predominately purchase common stocks, which represent an ownership interest in the issuer, entitle the holder to participate in any income and/or capital gains of the issuer and generally have voting rights. The Fund may also purchase securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.

The Fund's assets will be invested primarily in equity securities of small companies, however, it may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if the Adviser believes that suitable small company opportunities are not available or if such larger stocks have strong growth potential and meet the Adviser's "Growth-with-Value" criteria and investment discipline.

Although the Adviser anticipates that the majority of the Fund's assets will ordinarily be invested in U.S. based companies, the Fund may invest in foreign securities, provided such investments are consistent with the Fund's objective and policies and meet the "Growth-with-Value" philosophy. The Fund generally limits its foreign investing to securities of Canadian companies traded on Canadian or U.S. exchanges or markets, or shares of foreign companies traded as sponsored or unsponsored American Depository Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security.

CASH OR CASH EQUIVALENTS. The Fund may invest its assets in cash or cash equivalents, during periods when excess cash is generated through purchases and sales of its shares, or when the Fund desires to hold cash to maintain liquidity for redemptions or pending investment in suitable securities. There may also be times when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate, during which greater than 35% of its net assets may be invested in the types of short-term, cash equivalent investments described below.

The Fund may invest in short-term debt securities, including time deposits, certificates of deposit or banker's acceptances issued by commercial banks or savings and loan associations meeting certain qualifications. The Fund may also purchase commercial paper rated A-1 by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by S&P or by Moody's; and may invest in short term corporate obligations rated A or better by S&P or Moody's.

The fund may also purchase U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury; and may invest in U.S. Government agency securities issued or also guaranteed by U.S. Government sponsored instrumentalities and federal agencies. The Fund may also invest in repurchase agreements collateralized by the cash equivalent securities listed above.

DEBT SECURITIES. In addition to the short-term, high quality, cash-equivalent debt securities listed above, the Fund is authorized to invest up to 5% of its assets in lower-rated or "compromised" corporate debt securities such as bonds, debentures and notes. The Fund may invest in such debt securities, sometimes referred to as "junk bonds," when the Adviser, through fundamental research and investment analysis, believes that the securities possess intrinsic value in excess of the current market price, or have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The Fund may also buy such securities when the Adviser believes that the Issuer is likely to negotiate to replace such securities with equity securities. Lower-rated securities (including those rated D, which are in default) are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and generally involve more credit risk than securities in the high rating categories. See "Debt Securities-Risks" in the Statement of Additional Information for further information concerning the risks of lower-rated securities.

OPTIONS. The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold.
There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, its aggregate obligations relating to outstanding options exceeds 10% of the Fund's assets.

REPURCHASE AGREEMENTS. For purposes of cash management only, the Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Adviser under standards adopted by the Board of Trustees. Under repurchase agreements, the Fund may purchase any of the cash equivalent securities and simultaneously commit to resell that security at a future date to the seller at an agreed upon price plus interest. The Seller will be required to collateralize the agreement by transferring securities to the Fund with an initial market value, including accrued interest, of at least 102% of the dollar amount invested by the Fund in each agreement, and the seller will be required to transfer additional securities to the Fund on a daily basis to ensure that the collateral is in compliance with the 102%
described above. No more than 10% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the repurchase agreements. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that in the meantime, the value of the security purchased had decreased, the Fund could experience a loss. While management of the Fund acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

INVESTMENTS IN MUTUAL FUNDS. The Fund may invest up to 10% of its total assets in other investment companies, although not more than 5% of the Fund's total assets may be invested in any one investment company and the Fund's investment in another investment company may not represent more than 3% of the securities of any one investment company. The Fund may also acquire securities of other investment companies pursuant to a merger, consolidation or reorganization.

OTHER INVESTMENT PRACTICES.

SHORT SALES. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. The Fund is required by SEC rules to collateralize short positions by placing assets in a segregated account and the Fund will not sell securities if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 10% of its total assets. The value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the fund's net assets or 2% of the securities of any class of the issuers' securities. The Fund's policy regarding short sales is fundamental.

BORROWING. As a matter of fundamental policy, the Fund may borrow up to one third of its total assets, taken at market value as a temporary measure for extraordinary or emergency purposes to meet redemptions or to settle securities transactions. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Investment Company Act, except for notes to banks.

LENDING OF PORTFOLIO SECURITIES. The Fund may from time to time lend securities from its portfolio, with a value not exceeding one-third of its total assets, to banks, brokers and other financial institutions and receive collateral in cash, a letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The lending of securities is a common practice in the securities industry. The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is fundamental.

During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

RESTRICTED, ILLIQUID AND RULE 144A SECURITIES. The Fund may invest up to 10% of its assets in securities which may be considered illiquid, due to restrictions on resale, longer maturities, or other factors limiting the marketability of the security. While maintaining oversight, the Board of Trustees has delegated to the Adviser the day-to-day functions of determining whether or not individual securities purchased under Rule 144A of the Securities Act of 1933, as amended, are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. Examples of illiquid securities are repurchase agreements maturing in greater than seven days and other securities with contractual restrictions on resale. The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A; (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Although having delegated the day-to-day functions, the Board of Trustees will continue to monitor and will periodically review the Adviser's selection of Rule 144A securities as well as the Adviser's determinations as to their liquidity.

If the Adviser determines that a security purchased in reliance on Rule 144A which was previously determined to be liquid, is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation including disposing of illiquid assets which may include such Rule 144A securities.


                RISKS AND SPECIAL CONSIDERATIONS

SMALL CAPITALIZATION SECURITIES. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Additionally, securities of companies with smaller revenues and capitalizations may offer greater opportunity for capital appreciation than larger companies, but investment in such companies present greater risks than securities of larger, more established companies. Indeed, historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Micro and small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

FOREIGN INVESTMENT. Investments in foreign securities may involve risks not ordinarily associated with investments in domestic securities. These risks may include legal, political or economic developments such as fluctuations in currency rates, imposition of withholding taxes or exchange controls or other governmental restrictions or political or policy changes. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, or political or social unrest that could adversely affect the value of foreign securities. There may be less publicly available information about foreign companies than about U.S. companies, and foreign companies may not be subject to accounting, auditing and financial reporting standards that are as uniform as those applicable to U.S. companies. The Fund will attempt to limit risks associated with foreign investing by investing primarily in securities of stable, developed countries such as Canada.

INVESTMENT ADVISER. The Adviser has not previously served as the investment adviser for a mutual fund, and therefore, historical information about the performance of a fund managed by the Adviser is not available. However, the Adviser's portfolio management team responsible from managing the assets of the Fund has managed small cap assets for private investors for the past fourteen years. See "Adviser's Investment Performance."

                     MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Board of Trustees of the Trust consists of five individuals, three of whom are not "interested persons" of the Trust as defined in the Investment Company Act. The members of the Trust's Board of Trustees are fiduciaries for the Fund's shareholders and, in this regard, are governed by the laws of the State of Delaware. The Trustees establish policy for the operation of the Fund, and appoint the officers who conduct the daily business of the Fund. The following is a list of the Trustees and a brief statement of their principal occupations:

FORD B. DRAPER, JR.*                   Chairman, President and Treasurer of
1300 Market Street, Suite 500          the Trust; Founder, President,
Wilmington, DE  19801                  Director and Chief Investment
                                       Officer of Kalmar Investments since
                                       1981 and Kalmar Investment Advisers
                                       since inception

JOHN J. QUINDLEN                                [Background]


DAVID M. REESE, JR.*                            [Background]
1300 Market Street, Suite 500
Wilmington, DE  19801

DAVID D. WAKEFIELD                              [Background]


[TRUSTEE TO BE NAMED]                           [Background]

-------------------
*These people are deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act.


INVESTMENT ADVISER

Kalmar Investment Advisers, located at 1300 Market Street, Wilmington, DE 19801 (previously defined as the "Adviser") serves as the investment adviser for the Fund pursuant to an investment advisory agreement dated [____________, 1996] (the "Advisory Agreement"). The Advisory Agreement initially will be in effect for two years, and may be renewed each year thereafter, provided its continuance is approved annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act.

The Adviser manages the investments of the Fund in accordance with the Fund's stated investment objective, philosophy and policies and subject to its limitations or restrictions. Subject to the supervision of the Board of Trustees, the Adviser makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments. In selecting brokers, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks favorable and competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. In addition, consistent with rules established by the National Association of Securities Dealers, Inc., the Fund may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should not exceed 50% under normal conditions, although it is impossible to predict portfolio turnover rates. The Adviser will buy or sell portfolio securities without regard to holding period if, in its judgment, such transactions are advisable in light of opportunities in particular stocks, or a change in circumstances for any particular company or companies, or in general market, economic or financial conditions.

The Adviser, which is registered as an investment adviser under the Investment Advisers Act of 1940, is presently wholly-owned by its founder, Ford B. Draper, Jr. The Adviser utilizes a team approach in managing the Fund's portfolio. Mr. Draper, as chief investment officer, leads and supervises the portfolio management team. Other key members of the Adviser's portfolio management team include Dana F. Walker, C.F.A., a portfolio manager/research analyst who joined Kalmar in 1986 after serving as an analyst for Delfi Management, Inc., adviser to the Sigma Funds, and Gregory A. Hartley, C.F.A., a portfolio manager/research analyst who joined Kalmar in 1993 after serving as senior analyst and investment committee member for Ashford Capital Management, Inc., an investment management and consultingfirm.

The Adviser is the "sister" company to Kalmar Investments Inc. ("Kalmar"), a registered investment adviser founded by Mr. Draper in 1982, which has been providing investment advice to and managing the assets of private accounts since its inception according to the same investment objective and "Growth-with-Value" philosophy used by the Fund. The Adviser itself was recently organized as a Delaware business trust on [_____________, 1996] for the sole purpose of functioning as the adviser to each of the series of the Trust. The ownership and management of the Adviser is identical to that of Kalmar, and the same portfolio management team approach used in managing the assets of the Fund is used to manage the assets of Kalmar's private accounts. Kalmar presently manages approximately $600 million primarily in micro capitalization and small capitalization stocks in separately managed accounts for clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar intends to invest assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees.

For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fees charged by most small company equity mutual fund managers, however, it is higher than that paid by many other mutual funds for investment advisory services. During the Fund's first fiscal year, the Adviser has voluntarily agreed to limit its fees or assume certain expenses of the Fund to keep the total annual operating costs of the Fund within specified limits, see "Fund Expenses," and will also limit such expenses to the extent necessary to meet any applicable state expense limitation.

DISTRIBUTOR

Rodney Square Distributors, Inc. ("RSD"), a subsidiary of Wilmington Trust Company located at 1105 North Market Street, Wilmington, DE 19890, has been engaged to distribute the Fund's shares pursuant to a distribution agreement dated [_____________, 1996] (the "Distribution Agreement"). Under the Distribution Agreement, RSD directly or through its affiliates, provides distribution and underwriting services, investor support and certain administrative services.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

Rodney Square Management Corporation ("Rodney Square"), a subsidiary of Wilmington Trust Company located at Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890 serves as the Fund's Administrator, Transfer Agent and Dividend Paying Agent and also provides accounting services to the Fund pursuant to separate Administration, Transfer Agency and Accounting Services Agreements with the Trust, each dated [_____________, 1996.]

As Administrator, Rodney Square supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. Rodney Square also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the U.S. Securities and Exchange Commission (the "SEC") and state securities authorities. Rodney Square performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, Rodney Square receives annual fees equal to 0.15% of the average annual net assets of the Trust for the first $50 million in assets and 0.10% for assets in excess of $50 million, subject to certain minimum amounts. Rodney Square has also agreed to waive specified portions of its fees during the Fund's first year of operations, provided the Adviser would have otherwise been required to waive its fees under the voluntary waiver described under "Fund Expenses." Rodney Square also serves as the Transfer Agent and Dividend Paying Agent of the Fund as well as the Accounting Agent to the Fund. As Transfer Agent and Dividend Paying Agent, Rodney Square is responsible for administering the issuance, transfer and redemption or repurchase of shares, as well as the payment of distributions and dividends. As Accounting Agent, Rodney Square determines the Fund's net asset value per share and provides accounting services to the Fund.

The custodian for the Fund is Wilmington Trust Company ("WTC"), Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001.

                            EXPENSES

Except as indicated above, the Fund is responsible for the payment of the pro rata portions of the Trust's expenses attributable to the Fund, as distinguished from any other series of the Trust, other than those borne by the Adviser, and such expenses may include, but are not limited to: (a) management fees; (b) the charges and expenses of the Fund's legal counsel and independent auditors; (c) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) the fees of any trade association of which the Trust or Fund is a member; (f) the cost of certificates, if any, representing shares of the Fund; (g) amortization and reimbursements of the organization expenses of the Trust or Fund and the fees and expenses involved in registering and maintaining registration of the Trust and its shares with the SEC, and the preparation and printing of the Trust's registration statements and prospectuses for such purposes; (h) allocable communications expenses with respect to investor services and all expenses of shareholders and trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (i) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (j) compensation for employees of the Trust.


                 CALCULATION OF NET ASSET VALUE

Rodney Square determines the net asset value per share ("net asset value") of the Fund as of the close of regular trading on each day that the New York Stock Exchange is open for unrestricted trading from Monday through Friday (generally 4:00 p.m.) and on which there is a purchase or redemption of the Fund's shares. The net asset value is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day will be valued at the mean between the last bid and asked price on that day, if any. Unlisted securities which are quoted on the National Association of Securities Dealers National Market System for which there are sales of such securities on such day, shall be valued at the last sale price reported on such system the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and closing bid price. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Fund or its service providers may employ an independent pricing service.

Money market securities with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

Each share of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of such shares. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share, based on each share's percentage in the Fund represented by the value of such shares.

                     HOW TO PURCHASE SHARES

Shares of the Fund are offered on a no-load basis, without the imposition of any sales or distribution fees through investment management and financial consultants, brokers or dealers, or directly through the Fund's distributor. Shares of the Kalmar "Growth-with-Value" Micro Cap Fund series of the Trust (the "Micro Cap Fund") may be purchased in a similar manner, and such shares are offered through a separate prospectus. The Fund's shares are offered at the net asset value per share next determined after the receipt and acceptance of a purchase order and payment in proper form by the Fund. Information on how to invest in the Fund is presented below, and any requests for applications, additional information or questions may be directed to Rodney Square at [800 ___-_____.]

MINIMUM  INVESTMENT.   The  minimum initial  investment  for  the  Fund  is
$10,000, with no subsequent minimum investments. There is no minimum investment requirement for qualified retirement accounts.

PURCHASE PRICE. Purchase orders for shares of the Fund which are received in proper form and accepted by the Fund prior to the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value per share, are priced according to the respective net asset value determined on that day. Purchase orders received in proper form and accepted by the Fund after the close of the Exchange on a particular day are priced as of the time the respective net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that: (i) meet the Fund's investment objective and policies; (ii) are acquired by the Fund for investment and not for retail purposes; (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market; (iv) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ; and (v) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Fund will not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' bases therein.

Purchases may be made in one of the following ways:

PURCHASES BY MAIL. Shareholders may purchase shares by sending a check drawn on a U.S. bank payable to the Kalmar "Growth-with-Value" Small Cap

Fund, along with a completed shareholder application, to Kalmar Pooled Investment Trust, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A shareholder application sent by overnight mail should be sent to Kalmar Pooled Investment Trust, c/o Rodney Square Management Corporation, 1105 N. Market St., 3rd Floor, Wilmington, DE 19890. If a subsequent investment is being made, investors should use the purchase stub and return envelope from the most recent account statement and the check should also indicate the investor's Fund account number.

PURCHASES BY WIRE. To purchase shares by wiring federal funds, Rodney Square must first be notified by calling (800) ____-_______ to request an account number and furnish the Fund with a tax identification number.

Following notification to Rodney Square, federal funds and registration instructions should be wired through the Federal Reserve System to:

               RODNEY SQUARE MANAGEMENT CORPORATION
               C/O WILMINGTON TRUST COMPANY
               WILMINGTON, DE
               DDA #_________________
               ABA #0311 000 92
               ATTENTION: KALMAR "GROWTH-WITH-VALUE"  SMALL  CAP FUND

			   FURTHER  CREDIT  [SHAREHOLDER  NAME  AND  ACCOUNT NUMBER]

For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be filed with Rodney Square at one of the addresses stated above under "Purchases By Mail." Investors should be aware that some banks may impose a wire service fee.

[(AVAILABLE IF DESIRED:) AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Fund shares through an Automatic Investment Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund. Under the Plan, Rodney Square, at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $1,000 or more (subsequent to the $10,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on or about the 20th day of the month. To obtain an Application for the Automatic Investment Plan, check the appropriate box of the Application accompanying this Prospectus or call Rodney Square at (800) ___-______.]

EXCHANGE PRIVILEGE. Shareholders of the Fund may exchange all or a portion of their shares of the Fund for shares of the Micro Cap Fund, and shareholders of the Micro Cap Fund may similarly exchange into the Fund, provided the Fund is authorized to sell its shares in the state where the purchaser is located. A purchase or redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt and acceptance by the Fund of the request.

To obtain a Prospectus of the Micro Cap Fund, or to obtain more information about exchanges or place exchange orders contact Rodney Square at (800) ____-______. The Fund reserves the right to terminate or modify the exchange offer described here and will give shareholders sixty days notice of such termination or modification as required by the SEC.

                        RETIREMENT PLANS

Shares  of  the  Fund  are available for use in all types  of  tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from Rodney Square by calling [(800) ___-____.] The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax-deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

WTC makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS. The Fund's shares may be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS. The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

                      HOW TO REDEEM SHARES

Shareholders may redeem all or a portion of their shares without charge on any day that the Fund calculates its net asset value. See "Calculation of Net Asset Value." Except as noted below, redemption requests received and accepted by Rodney Square prior to the close of regular trading hours on the Exchange on any business day that the Fund calculates its per share net asset value are effective at the net asset value per share determined that day. Redemption requests received and accepted by Rodney Square after the close of the Exchange are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following receipt and acceptance by the Fund of the redemption request but, in any event, redemption proceeds are sent within seven business days of receipt and acceptance of the request, or earlier if required under applicable law. Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Adviser or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the
detriment  of  the  remaining shareholders of the Fund.   Pursuant  to  the
Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as
described under  "Calculation of Net Asset  Value."   In  the event that an
in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other
disposition of the  securities  received from the Fund.   In-kind  payments
need not  constitute a  cross-section of the  Fund's  portfolio.   Where  a
shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL. A written redemption request must (i) identify the Fund and the shareholder's account number, (ii) state the number of shares to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. [A redemption request for an amount in excess of $5,000, or for any amount if for payment other than to the shareholder of record,  or  if the proceeds are to be sent elsewhere than the  address  of record, must be accompanied by a guarantee of their signature by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A signature and a signature guarantee are required for each person in whose name the account is registered.]

Written redemption instructions should be submitted to Kalmar Pooled Investment Trust, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to Kalmar Pooled Investment Trust, c/o Rodney Square
Management Corporation, P.O. Box 8987, 1105 N. Market Street, 3rd Floor, Wilmington, DE 19890.

REDEMPTION BY TELEPHONE. Shareholders who prefer to redeem their shares by telephone must elect to do so by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. To obtain this application, check the appropriate box of the shareholder application or call Rodney Square at (800) ___-________.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that shareholders are unable to reach Rodney Square by telephone, you may make a redemption request by mail. The Fund or Rodney Square reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

REDEMPTIONS BY WIRE. Redemption proceeds may be wired to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt and acceptance of redemption instructions (if received before the close of regular trading on the Exchange), but in no event later than five days following such receipt and acceptance.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem an investor's account where the account is inactive and is worth less than the minimum initial investment when the account was established, currently $10,000. [In calculating the minimum amount necessary to avoid involuntary redemption, the Fund will include amounts held in both the Fund and the Micro Cap Fund together.] The Fund will advise the shareholder of its intention to redeem the account in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount, and the Fund will not redeem any account that is worth less than the appropriate minimum amount solely on account of a market decline.

SYSTEMATIC WITHDRAWAL PLAN.  [Available if desired]

ADDITIONAL REDEMPTION INFORMATION. Redemption proceeds may be mailed or electronically transferred to your bank or, for amounts of $5,000 or less, mailed to your Fund account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the shareholder application or include your Fund account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible guarantor institution. Further documentation will be required to change the designated account when shares are held by a corporation, other organization, trust, fiduciary or other institutional investor. For more information on redemption services, contact Rodney Square.


                    PERFORMANCE INFORMATION

Advertisements, sales literature and communications to shareholders may contain measures of the Fund's performance, including various expressions of total return, current yield or current distribution rate. They may also cite statistics relating to volatility and risk and compare such measures to those of other funds. The Fund's total return may be calculated on an annualized and aggregate basis for various periods as will be stated in the advertisement. Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

The Fund may compare its investment performance to other mutual funds, or groups of mutual funds, with similar or dissimilar investment objectives and policies that are tracked or ranked by independent services such as Lipper Analytical Services, Inc. or Morningstar, Inc. or other financial or industry publications that monitor the performance of mutual funds, investment managers and the like. The Fund may also compare its performance to unmanaged stock indices such as the Russell 2000 Small Capitalization Index or the S&P 500 or quote performance information or information relating to fund management, investment philosophy or investment techniques, that is published in financial and business publications including Money Magazine, Forbes, Barron's or The Wall Street Journal, etc. Further information about the sources for comparative performance and other information that may be utilized by the Fund, and information about the Fund's calculation of performance figures, is contained in the Fund's Statement of Additional Information.

All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objective and policies. In addition, averages are generally unmanaged, and items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

                      GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS. The Trust was organized as a Delaware business trust on [____________, 1996.] The Trust's Agreement and Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest in various series or classes (subseries) with a par value of $0.01 per share. Each series, in effect, represents a separate mutual fund with its own investment objective and policies. The Board of Trustees has the power to designate additional series or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series or classes.

The Trust's Agreement and Declaration of Trust gives shareholders the right to vote: (i) for the election or removal of trustees; (ii) with respect to additional matters relating to the Trust as required by the Investment Company Act; and (iii) on such other matters as the trustees consider necessary or desirable. The shares of the Fund each have one vote and, when issued, will be fully paid and non-assessable and within each series or class, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust which the trustees may, from time to time, establish, shall have no preemptive rights. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote on a matter shall vote without differentiation between separate series on a one-vote-per share basis. If a matter to be voted on does not affect the interests of all series of the Trust, then only the shareholders of the affected series shall be entitled to vote on the matter.

SHAREHOLDER MEETINGS. Pursuant to the Trust's Agreement and Declaration of Trust, the Trust does not intend to hold shareholder meetings except when required to elect trustees, or with respect to additional matters relating to the Trust as required under the Investment Company Act.


        DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying Rodney Square in writing thirty days prior to record date. Shareholders may call Rodney Square for more information. All shares of the Fund will share proportionately in the investment income and expenses of the Fund.

The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

Dividends from net investment income or net short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. For corporate investors in the Fund, dividends from net investment income will generally qualify in part for the 70% corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared. A sale or redemption of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. It is recommended that shareholders consult their tax advisers regarding specific questions as to federal, state, local or foreign taxes. Each year, the Fund will mail you information on the tax status of the Fund's dividends and distributions made to you.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and to its shareholders is included in the Statement of Additional Information.


                      SHAREHOLDER ACCOUNTS

Rodney Square, as Transfer Agent, maintains for each shareholder an account expressed in terms of full and fractional shares of the Fund rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Fund does not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemption from the shareholder's account. The statement also sets forth the balance of shares held in the shareholder's account.

INVESTMENT ADVISER
Kalmar Investment Advisers
1300 Market Street
Suite 500
Wilmington, DE  19801


UNDERWRITER
Rodney Square Distributors, Inc.
1105 N. Market Street
Wilmington, DE  19890


SHAREHOLDER SERVICES
Rodney Square Management Corporation
Rodney Square North
1100 N. Market Street
Wilmington, DE  19890-0001


CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 N. Market Street
Wilmington, DE  19890-0001


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


AUDITORS
Coopers & Lybrand, L.L.P.
2400 Eleven Penn Center
Philadelphia, PA  19103

           KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND
                          A SERIES OF
                 KALMAR POOLED INVESTMENT TRUST
                 1300 MARKET STREET, SUITE 500
                        WILMINGTON, DE
                         (302) 658-7575

           PROSPECTUS DATED __________________, 1996

This prospectus offers shares of the Kalmar "Growth-with-Value" Micro Cap Fund (the "Fund"), which is a series of Kalmar Pooled Investment Trust (the "Trust"), an open-end diversified management investment company commonly known as a mutual fund. The Trust currently offers shares of both the Fund and the Kalmar "Growth-with-Value" Small Cap Fund, each of which has a diversified portfolio of assets and a specific investment objective and policies. Shares of the Kalmar "Growth-with-Value" Small Cap Fund are offered by a separate prospectus.

The Fund's investment objective is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in micro capitalization stocks according to the longer-term "Growth-with-Value" investment philosophy, and with the micro cap and small cap investing expertise of the investment professionals of the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small or emerging growth companies (so-called "micro cap" companies) with market capitalizations or total revenues under $250 million at the time of investment which, in the Advisers' opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may also be undervalued can result in lower risk and higher return when compared to many other micro cap investment strategies. See "Investment Objectives and Policies."

Shares of the Fund may be purchased on a no-load basis without sales or distribution charges through the Fund's distributor or through investment management and financial consultants or brokers, and may be purchased or redeemed at any time. Requests to purchase or redeem shares will be processed at the net asset value per share next determined following receipt and acceptance of the investor's purchase order or redemption request. See "How to Purchase Shares," "How to Redeem Shares" and "Calculation of Net Asset Value."
---------------------------------------------------------------------------
This Prospectus sets forth information about the Fund that a prospective investor should know before investing, and should be read and retained for future reference. More information about both the Fund and the Kalmar "Growth-with-Value" Small Cap Fund has been filed with the U.S. Securities and Exchange Commission and is contained in a "Statement of Additional Information" dated _________, 1996, as amended from time to time, which is available upon request and without charge by writing or calling the Fund or its distributor at the addresses and numbers set forth on the back cover of this prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.

---------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
---------------------------------------------------------------------------

                           Prospectus
                 Kalmar Pooled Investment Trust


Contents                                                        Page
--------                                                        ----
Prospectus Summary.........................................
Fund Expenses..............................................
Investment Objective and Policies..........................
     Investment Philosophy.................................
     Investment Policies...................................
     Other Investment Practices............................
Risks and Special Considerations...........................
Management of the Fund.....................................
     Board of Trustees.....................................
     Investment Adviser....................................
     Distributor...........................................
     Administrator, Transfer Agent and Custodian...........
Expenses...................................................
Calculation of Net Asset Value.............................
How to Purchase Shares.....................................
Retirement Plans...........................................
How to Redeem Shares.......................................
Performance Information....................................
General Information........................................
Dividends, Capital Gains Distributions and Taxes...........
Shareholder Accounts.......................................

                       PROSPECTUS SUMMARY


INVESTMENT OBJECTIVE AND POLICIES. The objective of the Kalmar "Growth-with-Value" Micro Cap Fund is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in micro capitalization stocks according to the longer term "Growth-with-Value" investment philosophy and with the micro cap and small cap investing expertise of the investment professionals of the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund seeks to achieve its objective by investing primarily in a diversified portfolio of stocks of small, emerging growth companies with market capitalizations or total revenues under $250 million at the time of investment which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may be also undervalued can result in both lower risk and higher return when compared to many other small company investment strategies.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy which purposefully seeks to integrate the best elements of creative growth company investing, with discriminating value-seeking investment discipline, and a longer-term intent. With its intent of owning the "good growth businesses" underlying its stocks, the Adviser seeks to make fewer, better investment decisions for longer holding periods and larger gains, based on in-depth, in-house, hands-on research and company business analysis. The resulting low relative levels of trading and portfolio turnover versus typical "aggressive growth" or "emerging growth" investment styles can produce meaningful transaction cost savings to benefit all fund share-holders as well as greater tax efficiency for taxable shareholders by producing a preponderance of longer term as opposed to short term, capital gains. Importantly, the Adviser's "Growth-with-Value" philosophy and in-depth research seek both lower risks and higher reward relative to micro cap equity markets generally through its integrated strategy of investing in promising, small or emerging growth companies that have not yet been fully recognized and exploited by other institutional investors and, hence, whose stocks may be purchased at undervalued levels. See "Investment Objective and Policies."

INVESTMENT ADVISER. Kalmar Investment Advisers (previously defined as the "Adviser") serves as the investment adviser for the Fund. Over the past fourteen years, the Adviser's portfolio management team has managed micro cap and small cap assets in separate accounts now totaling in excess of $600 million for a variety of clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and other institutions such as endowments, foundations, hospitals and other charitable institutions, all according to the same longer-term oriented "Growth-with-Value" philosophy utilized by the Fund. Existing clients of the Adviser will have the opportunity to transfer their assets to the Fund in exchange for shares, and thereby avail themselves of a pooled investment vehicle. Kalmar intends to invest assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees. The Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and

Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fees charged by most micro cap equity mutual fund managers, however it is higher than that charged by many other mutual funds. See "Investment Adviser."

ADVISER'S INVESTMENT PERFORMANCE. Information about the performance record of the Adviser's portfolio management team for its separately managed accounts over the past fourteen years is provided in the section of the Prospectus called "Adviser's Investment Performance."

HOW TO INVEST. Shares of the Fund may be purchased on a no-load basis, without sales or distribution charges, and are sold through investor relationships with investment management and financial consultants, brokers or dealers, or directly by the Fund's distributor. The public offering price of shares of the Fund is the net asset value per share of the Fund next determined after receipt and acceptance of an order and payment satisfactory to the Fund. The minimum initial investment is $10,000 and there is no minimum for subsequent investments. There is no minimum investment amount for investments by qualified retirement accounts. An application and information is available by calling [(800) ___-_________.] See "How To Purchase Shares."

HOW TO REDEEM SHARES. Shares may be redeemed by the Fund, or repurchased by the Distributor, at the net asset value per share next determined after receipt and acceptance of a redemption request in proper form by the Fund, without the imposition of sales charges or redemption fees. See "How to Redeem Shares."

DIVIDEND REINVESTMENT. The Fund intends to pay dividends from its net investment income and any net capital gains, if any, on an annual basis. Any dividends and distribution payments will be reinvested at net asset value in additional full and fractional shares of the Fund, unless the shareholder specifically elects to receive such distributions in cash. See "Dividends, Distributions and Taxes."

RISKS AND SPECIAL CONSIDERATIONS. Prospective investors should consider the following factors: (1) investments in very small, development stage or emerging growth company stocks, so-called "micro cap" stocks, involve greater risks than investments in securities of larger, more established companies, are more volatile, and may suffer significant losses as well as realize substantial gains; (2) the Fund may lend its securities which entails a risk of loss should a borrower fail financially; (3) to the extent that the Fund invests in foreign securities, such investment may involve political, economic or currency risks not ordinarily associated with domestic securities; and (4) although the Adviser's portfolio management team has extensive investment management experience with private separately managed accounts, it has not previously served as the adviser to a mutual fund. See "Risks and Special Considerations."

ORGANIZATION AND MANAGEMENT OF THE FUND. The Fund is a series of Kalmar Pooled Investment Trust (the "Trust"), which is an open-end diversified management investment company commonly known as a mutual fund. The Trust also offers shares of the Kalmar "Growth-with-Value" Small Cap Fund through a separate prospectus. The Fund's assets are held by its custodian, Wilmington Trust Company, and the Fund's administrative, transfer agency and fund accounting services are provided by Rodney Square Management
Corporation. The distributor of the Fund's shares is Rodney Square Distributors, Inc. See "Management of the Fund" and "General Information."

                         FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES:


Maximum Sales Load Imposed on Purchases                None
Maximum Sales Load Imposed on Reinvested Dividends     None
Contingent Deferred Sales Charge                       None
Redemption Fees                                        None

ESTIMATED ANNUAL OPERATING EXPENSES: These expenses, which cover the cost of investment management, administration, distribution, marketing and shareholder communications, are quoted as a percentage of average daily net assets of the Fund. The expenses are factored into the Fund's share price and are not billed directly to shareholders.

Advisory Fee (after voluntary waiver)                  0.50%
12b-1 Fees                                             None
Other Expenses                                         0.75%
Total Operating Costs                                  1.25%1

1 FOR THE CURRENT FISCAL YEAR, THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS FEE OR ASSUME CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING COSTS OF THE FUND WILL NOT EXCEED 1.25% OF THE AVERAGE DAILY NET ASSETS OF THE FUND. ABSENT THE ADVISER'S ACTIONS TO LIMIT THE OPERATING COSTS, THE FUND WOULD PAY AN ANNUAL ADVISORY FEE OF 1.00% AND IT IS ESTIMATED THAT THE TOTAL OPERATING COSTS OF THE FUND DURING ITS FIRST FISCAL YEAR WOULD BE 1.75% ON AN ANNUALIZED BASIS.


EXAMPLE: The following example illustrates the expenses that an investor would pay on a $1,000 investment in the Fund over various time periods assuming a 5% annual rate of return and redemption at the end of each time period.

                    One Year            Three Years
					--------            -----------
                      $13                   $40

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE PURPOSE OF THE ABOVE EXPENSE TABLES AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS EXPENSES THAT AN INVESTOR IN EITHER CLASS OF SHARES OF THE FUND WILL BEAR DIRECTLY OR INDIRECTLY. THE FUND IS NEW AND THEREFORE THE AMOUNTS OF THE "ADVISORY FEE (AFTER VOLUNTARY WAIVER)" AND "OTHER EXPENSES" IN THE EXPENSE TABLE AND THE NUMBERS IN THE EXAMPLE ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                ADVISER'S INVESTMENT PERFORMANCE

Set forth below is certain information relating to separate accounts managed by the Fund's portfolio management team. These accounts are managed accord-ing to the same investment objective and "Growth-with-Value" investment philosophy, and are subject to substantially similar investment policies and techniques as those used by the Fund. See "Investment Objectives and Policies." The performance record shown below relates to the activities of the portfolio management team with respect to its activities at Kalmar Investments Inc. ("Kalmar"), which provides advisory services to separately managed accounts, and is the sister company of the Adviser. See "Investment Adviser." The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts shown due to the fact that the average market capitalization of the companies included in the separate account portfolios was approximately $250 million while the Fund will generally only purchase shares of companies with market capitalizations below $250 million. The Fund's results may also be different because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

   YEAR        KALMAR      RUSSELL 2000  NASDAQ COMPOSITE   S & P 500
  ENDING    TOTAL RETURN*  TOTAL RETURN    TOTAL RETURN    TOTAL RETURN
  ------    -------------  ------------    ------------    ------------
 12/31/84       1.46          (7.30)         (11.22)           6.26
 12/31/85      33.98          31.05           31.36           31.76
 12/31/86      28.14           5.68            7.36           18.70
 12/31/87      (1.90)         (8.77)          (5.26)           5.22
 12/31/88      23.58          24.89           15.41           16.57
 12/31/89      38.42          16.24           19.26           31.65
 12/31/90      (7.58)        (19.51)         (17.80)          (3.14)
 12/31/91      65.52          46.05           56.84           30.45
 12/31/92       8.87          18.41           15.45            7.62
 12/31/93      27.11          19.91           14.75           10.06
 12/31/94       3.08          (1.82)          (3.20)           1.30
 12/31/95      25.38          26.21           39.92           37.54

 CUMULATIVE
TOTAL RETURN    KALMAR*       RUSSELL        NASDAQ       S & P 500
------------    -------       -------        ------       ---------
 12 Years*      699.73%       252.21%        277.39%       459.58%
 1984-1995

AVERAGE ANNUAL
 TOTAL RETURN
 ------------
 12 Years*      18.92%        11.06%         11.70%         15.43%
 1984-1995

*The results shown above represent a composite of discretionary, fee paying, separate accounts under management for at least six months, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of advisory, brokerage or other expenses (excluding fees such as
custody   fees  which  are  paid  separately  by  the  investor).   Certain
individual accounts that are subject to investment restrictions, tax, income or other special considerations that constrain the investment process are excluded from the composite figures shown above

               INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is long-term capital appreciation. The investment objective of the Fund is a fundamental policy, which means that it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small, emerging growth companies with market capitalizations or total revenues under $250 million at the time of investment which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. There can be no assurance that the Fund will achieve its objective.

INVESTMENT PHILOSOPHY.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy, which integrates what the Adviser believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying its portfolio holdings. The investment philosophy is a primarily bottom-up, fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Adviser views its "Growth-with-Value" philosophy as a relatively conservative approach to micro cap investing, yet one which the Adviser believes can result in both lower risk and higher rewards over the longer term when compared to the micro cap equity markets generally, or to the high-turnover "aggressive growth" or "emerging growth" investment styles of most other micro cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to limit transaction costs and to increase tax efficiency for its shareholders.

In identifying, analyzing, selecting, and monitoring investments, the Fund's portfolio management team utilizes an independent, hands-on, fundamental, in-house-research-driven approach. To identify solid, well managed, rapidly growing micro cap companies, and qualify such companies for investment, the Fund's portfolio managers perform fundamental research and business analysis of a given company's publicly available financial information, engage in extensive and on-going management contact, facility visits, and appropriate in-depth cross checks with customers, suppliers, competitors, etc., as well as with industry trade groups, consultants and such other "experts" as they deem appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts, strategists, etc., to complement its in-house research and investment management decision making.

As a central ingredient in its investment philosophy and investment selection process, the Fund seeks to invest in promising companies which meet its objectives for above average future business value growth, but which have not yet been fully recognized and exploited by other institutional micro cap investors. Such companies may be followed by relatively few, or sometimes no securities analysts, and their securities, therefore, may be inefficiently valued and available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and also from the potential re-valuation upward of their securities as their business success attracts larger numbers of additional investors and greater "Wall Street" sponsorship over time.

Except as described herein, the following investment policies are not fundamental policies of the Fund, which means that the Trustees may change such policies without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act.

INVESTMENT POLICIES.

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its assets in micro cap companies in terms of market capitalization and/or total revenues, whose stock market capitalization (total market value of outstanding shares) or total revenues are under $250 million at the time of investment. Such companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the predominant component of the Fund's return. In the event that the Adviser, through fundamental research and investment analysis, identifies a company whose stock appears to be substantially overvalued in the trading markets, the Fund may engage in short sales of the company's stock. This process allows the Fund to realize profits if the value of a company's stock is reduced to a level that was anticipated by the Adviser.

In addition, the Fund may invest in other types of securities such as securities convertible into common stocks, as well as certain debt securities, consistent with its long-term capital appreciation objective. The Fund may invest up to 15% of its assets in foreign securities, including sponsored or unsponsored American Depository Receipts ("ADRs"). The Fund may also buy and sell options on individual securities or indices, for purposes of achieving additional return or for hedging purposes, although at no time will more than 5% of the Fund's assets be allocated to premiums or margin required to establish options positions for non-hedging purposes, and no more than 10% of the Fund's assets will be subject to obligations underlying such options. Additional information about the Fund's investments, policies and restrictions is provided below and in the Fund's Statement of Additional Information.

EQUITY SECURITIES. The Fund will predominantly purchase common stocks, which represent an ownership interest in the issuer, entitle the holder to participate in any income and/or capital gains of the issuer and generally have voting rights. The Fund may also purchase securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period.

The Fund's assets will be invested primarily in equity securities of small, so-called "micro cap" companies, however, it may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if the Adviser believes that suitable micro cap company opportunities are not available or if such larger stocks have strong growth potential and meet the Adviser's "Growth-with-Value" criteria and investment discipline.

Although the Adviser anticipates that the majority of the Fund's assets will ordinarily be invested in U.S. based companies, the Fund may invest in foreign securities, provided such investments are consistent with the Fund's objective and policies and meet the "Growth-with-Value" philosophy. The Fund generally limits its foreign investing to securities of Canadian companies traded on Canadian or U.S. exchanges or markets, or shares of foreign companies traded as sponsored or unsponsored American Depository Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security.

CASH OR CASH EQUIVALENTS. The Fund may invest its assets in cash or cash equivalents, during periods when excess cash is generated through purchases and sales of its shares, or when the Fund desires to hold cash to maintain liquidity for redemptions or pending investment in suitable securities. There may also be times when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate, during which greater than 35% of its net assets may be invested in the types of short-term, cash equivalent investments described below.

The Fund may invest in short-term debt securities, including time deposits, certificates of deposit or banker's acceptances issued by commercial banks or savings and loan associations meeting certain qualifications. The Fund may also purchase commercial paper rated A-1 by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by S&P or by Moody's; and may invest in short term corporate obligations rated A or better by S&P or Moody's.

The fund may also purchase U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury; and may invest in U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies. The Fund may also invest in repurchase agreements collateralized by the cash equivalent securities listed above.

DEBT SECURITIES. In addition to the short-term, high quality, cash-equivalent debt securities listed above, the Fund is authorized to invest up to 5% of its assets in lower-rated or "compromised" corporate debt securities such as bonds, debentures and notes. The Fund may invest in such debt securities, sometimes referred to as "junk bonds," when the Adviser, through fundamental research and investment analysis, believes that the securities possess intrinsic value in excess of the current market price, or have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The Fund may also buy such securities when the Adviser believes that the Issuer is likely to negotiate to replace such securities with equity securities. Lower-rated securities (including those rated D, which are in default) are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and generally involve more credit risk than securities in the high rating categories. See "Debt Securities-Risks" in the Statement of Additional Information for further information concerning the risks of lower-rated securities.

OPTIONS. The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold.
There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, its aggregate obligations relating to outstanding options exceeds 10% of the Fund's assets.

REPURCHASE AGREEMENTS. For purposes of cash management only, the Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Adviser under standards adopted by the Board of Trustees. Under repurchase agreements, the Fund may purchase any of the cash equivalent securities described above and simultaneously commit to resell that security at a future date to the seller at an agreed upon price plus interest. The Seller will be required to collateralize the agreement by transferring securities to the Fund with an initial market value, including accrued interest, of at least 102% of the dollar amount invested by the Fund in each agreement, and the seller will be required to transfer additional securities to the Fund on a daily basis to ensure that the collateral is in compliance with the 102%
described above. No more than 10% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the repurchase agreements. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that in the meantime, the value of the security purchased had decreased, the Fund could experience a loss. While management of the Fund acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

INVESTMENTS IN MUTUAL FUNDS. The Fund may invest up to 10% of its total assets in other investment companies, although not more than 5% of the Fund's total assets may be invested in any one investment company and the Fund's investment in another investment company may not represent more than 3% of the securities of any one investment company. The Fund may also acquire securities of other investment companies pursuant to a merger, consolidation or reorganization.

OTHER INVESTMENT PRACTICES.

SHORT SALES. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. The Fund is required by SEC rules to collateralize its short positions by placing assets in a segregated account, and the Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 10% of its total assets. The value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuers' securities. The Fund's policy regarding short sales is fundamental.

BORROWING. As a matter of fundamental policy, the Fund may borrow up to one third of its total assets, taken at market value as a temporary measure for extraordinary or emergency purposes to meet redemptions or to settle securities transactions. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Investment Company Act, except for notes to banks.

LENDING OF PORTFOLIO SECURITIES. The Fund may from time to time lend securities from its portfolio, with a value not exceeding one-third of its total assets, to banks, brokers and other financial institutions and receive collateral in cash, a letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The lending of securities is a common practice in the securities industry. The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is fundamental.

During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

RESTRICTED, ILLIQUID AND RULE 144A SECURITIES. The Fund may invest up to 10% of its assets in securities which may be considered illiquid, due to restrictions on resale, longer maturities, or other factors limiting the marketability of the security. While maintaining oversight, the Board of Trustees has delegated to the Adviser the day-to-day functions of determining whether or not individual securities purchased under Rule 144A of the Securities Act of 1933, as amended, are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. Examples of illiquid securities are repurchase agreements maturing in greater than seven days and other securities with contractual restrictions on resale. The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A; (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Although having delegated the day-to-day functions, the Board of Trustees will continue to monitor and will periodically review the Adviser's selection of Rule 144A securities as well as the Adviser's determinations as to their liquidity.

If the Adviser determines that a security purchased in reliance on Rule 144A which was previously determined to be liquid, is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investment in such securities, the Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation including disposing of illiquid assets which may include such Rule 144A securities.


                RISKS AND SPECIAL CONSIDERATIONS

MICRO CAP COMPANIES. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Additionally, the Fund will invest in relatively small, new or unseasoned companies which may be in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of such companies may offer greater opportunity for capital appreciation than larger companies, but investments in such companies present greater risks than securities of larger, more established companies. The companies in which the Fund will generally invest may have relatively small revenues, limited or very focused product lines, and may have a small share of the market for their products or services or a very large share of an emerging market. Small or development stage companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become well established. Due to these and other factors, such companies may suffer significant losses as well as realize substantial growth and profitability, and investments in such companies will be volatile and are therefore speculative. Historically, micro capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management and in many other changes in competitive, business, industry and economic conditions. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Micro and small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in theses securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

FOREIGN INVESTMENT. Investments in foreign securities may involve risks not ordinarily associated with investments in domestic securities. These risks may include legal, political or economic developments such as fluctuations in currency rates, imposition of withholding taxes or exchange controls or other governmental restrictions or political or policy changes. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, or political or social unrest that could adversely affect the value of foreign securities.

There may be less publicly available information about foreign companies than about U.S. companies, and foreign companies may not be subject to accounting, auditing and financial reporting standards that are as uniform as those applicable to U.S. companies. The Fund will attempt to limit risks associated with foreign investing by investing primarily in securities of stable, developed countries such as Canada.

INVESTMENT ADVISER. The Adviser has not previously served as the investment adviser for a mutual fund, and therefore, historical information about the performance of a fund managed by the Adviser is not available.

However, the Adviser's portfolio management team responsible for managing the Fund has managed micro and small cap assets for private investors for the past fourteen years.


                     MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Board of Trustees of the Trust consists of five individuals, three of whom are not "interested persons" of the Trust as defined in the Investment Company Act. The members of the Trust's Board of Trustees are fiduciaries for the Fund's shareholders and, in this regard, are governed by the laws of the State of Delaware. The Trustees establish policy for the operation of the Fund, and appoint the officers who conduct the daily business of the Fund. The Statement of Additional Information contains more information regarding the Officers and Trustees of the Trust.

INVESTMENT ADVISER

Kalmar Investment Advisers, located at 1300 Market Street, Wilmington, DE 19801 (previously defined as the "Adviser") serves as the investment adviser for the Fund pursuant to an investment advisory agreement dated ____________, 1996 (the "Advisory Agreement"). The Advisory Agreement initially will be in effect for two years, and may be renewed each year thereafter, provided its continuance is approved annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act.
The Adviser manages the investments of the Fund in accordance with the Fund's stated investment objective, philosophy and policies and subject to its limitations or restrictions. Subject to the supervision of the Board of Trustees, the Adviser makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments. In selecting brokers, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks favorable and competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. In addition, consistent with rules established by the National Association of Securities Dealers, Inc., the Fund may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long-term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should not exceed 50% under normal conditions, although it is impossible to predict portfolio turnover rates. The Adviser will buy or sell portfolio securities without regard to holding period if, in its judgment, such transactions are advisable in light of opportunities in particular stocks, or a change in circumstances for any particular company or companies, or in general market, economic or financial conditions.

The Adviser, which is registered as an investment adviser under the Investment Advisers Act of 1940, is presently wholly-owned by its founder, Ford B. Draper, Jr. The Adviser utilizes a team approach in managing the Fund's portfolio. Mr. Draper, as chief investment officer, leads and supervises the portfolio management team. Other key members of the Adviser's portfolio management include are Dana F. Walker, C.F.A., a portfolio manager/research analyst who joined Kalmar in 1986 after serving as an analyst for Delfi Management, Inc., adviser to the Sigma Funds, and Gregory A. Hartley, C.F.A., a portfolio manager/research analyst who joined Kalmar in 1993 after serving as senior analyst and investment committee member for Ashford Capital Management, Inc., an investment management and consulting firm. The Adviser is the "sister" company to Kalmar Investments Inc. ("Kalmar"), a registered investment adviser founded by Mr. Draper in 1982 which has been providing investment advice to and managing the assets of private accounts since its inception according to the same investment objective and "Growth-with-Value" philosophy used by the Fund. The Adviser itself was recently organized as a Delaware business trust on ______________, 1996 for the sole purpose of functioning as the adviser to each of the eries of the Trust. The owner-ship and management of the Adviser is identical to that of Kalmar, and the same portfolio management team approach used in managing the assets of the Fund is used to manage the assets of Kalmar's private accounts. Kalmar presently manages approximately $600 million primarily in micro and small capitalization stocks in separately managed accounts for clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar intends to invest assets of its own profit-sharing plan in shares of the Fund.

For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fee charged by most micro cap equity mutual fund managers, however, it is higher than that paid by many other mutual funds for investment advisory services. During the Fund's first fiscal year, the Adviser has voluntarily agreed to limit its fees or assume certain expenses of the Fund to keep the total annual operating costs of the Fund's classes within specified limits, see "Fund Expenses," and will also limit such expenses to the extent necessary to meet any applicable state expense limitation.

DISTRIBUTOR

Rodney Square Distributors, Inc. ("RSD"), a subsidiary of Wilmington Trust Company located at 1105 North Market Street, Wilmington, DE 19890, has been engaged to distribute the Fund's shares pursuant to a distribution agreement dated [_____________, 1996] (the "Distribution Agreement"). Under the Distribution Agreement, RSD directly or through its affiliates, provides distribution and underwriting services, investor support and certain administrative services.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

Rodney Square Management Corporation ("Rodney Square"), a subsidiary of Wilmington Trust Company located at Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890 serves as the Fund's Administrator, Transfer Agent and Dividend Paying Agent and also provides accounting services to the Fund pursuant to separate Administration, Transfer Agency and Accounting Services Agreements with the Trust, each [dated ________,1996.]

As Administrator, Rodney Square supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. Rodney Square also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the U.S. Securities and Exchange Commission (the "SEC") and state securities authorities. Rodney Square performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, Rodney Square receives annual fees equal to 0.15% of the average annual net assets of the Trust for the first $50 million in assets and 0.10% for assets in excess of $50 million, subject to certain minimum amounts. Rodney Square has also agreed to waive specified portions of its fees during the Fund's first year of operations, provided the Adviser would have otherwise been required to waive its fees under the voluntary waiver described under "Fund Expenses." Rodney Square also serves as the Transfer Agent and Dividend Paying Agent of the Fund as well as the Accounting Agent to the Fund. As Transfer Agent and Dividend Paying Agent, Rodney Square is responsible for administering the issuance, transfer and redemption or repurchase of shares, as well as the payment of distributions and dividends. As Accounting Agent, Rodney Square determines the Fund's net asset value per share and provides accounting services to the Fund.

The custodian for the Fund is Wilmington Trust Company ("WTC"), Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001.

                            EXPENSES

Except as indicated above, the Fund is responsible for the payment of the pro rata portions of the Trust's expenses attributable to the Fund, as distinguished from any other series of the Trust, other than those borne by the Adviser, and such expenses may include, but are not limited to: (a) management fees; (b) the charges and expenses of the Fund's legal counsel and independent auditors; (c) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) the fees of any trade association of which the Trust or Fund is a member; (f) the cost of certificates, if any, representing shares of the Fund; (g) amortization and reimbursements of the organization expenses of the Trust or Fund and the fees and expenses involved in registering and maintaining registration of the Trust and its shares with the SEC, and the preparation and printing of the Trust's registration statements and prospectuses for such purposes; (h) allocable communications expenses with respect to investor services and all expenses of shareholders and trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (i) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (j) compensation for employees of the Trust.


                 CALCULATION OF NET ASSET VALUE

Rodney Square determines the net asset value per share ("net asset value") of the Fund as of the close of regular trading on each day that the New York Stock Exchange is open for unrestricted trading from Monday through Friday (generally 4:00 p.m.) and on which there is a purchase or redemption of the Fund's shares. The net asset value is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day will be valued at the mean between the last bid and asked price on that day, if any. Unlisted securities which are quoted on the National Association of Securities Dealers National Market System for which there are sales of such securities on such day, shall be valued at the last sale price reported on such system the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and closing bid price. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Fund or its service providers may employ an independent pricing service.

Money market securities with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

Each share of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of such shares. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share, based on each share's percentage in the Fund represented by the value of such shares.

                     HOW TO PURCHASE SHARES

Shares of the Fund are offered on a no-load basis, without the imposition of any sales or distribution fees through investment management and financial consultants, brokers or dealers, or directly through the Fund's distributor. Shares of the Kalmar "Growth-with-Value" Small Cap Fund series of the Trust (the "Small Cap Fund") may be purchased in a similar manner, and such shares are offered through a separate prospectus. The Fund's shares are offered at the net asset value per share next determined after the receipt and acceptance of a purchase order and payment in proper form by the Fund. Information on how to invest in the Fund is presented below, and any requests for applications, additional information or questions may be directed to Rodney Square at [800 ___-_____.]

MINIMUM  INVESTMENT.   The  minimum initial  investment  for  the  Fund  is
$10,000, with no subsequent minimum investments. There is no minimum investment requirement for qualified retirement accounts.

PURCHASE PRICE. Purchase orders for shares of the Fund which are received in proper form and accepted by the Fund prior to the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value per share, are priced according to the respective net asset value determined on that day. Purchase orders received in proper form and accepted by the Fund after the close of the Exchange on a particular day are priced as of the time the respective net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that: (i) meet the Fund's investment objective and policies; (ii) are acquired by the Fund for investment and not for retail purposes; (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market; (iv) have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ; and (v) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Fund will not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' bases therein.

Purchases may be made in one of the following ways:

PURCHASES BY MAIL. Shareholders may purchase shares by sending a check drawn on a U.S. bank payable to the Kalmar "Growth-with-Value" Micro Cap Fund, along with a completed shareholder application, to Kalmar Pooled Investment Trust, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A shareholder application sent by overnight mail should be sent to Kalmar Pooled Investment Trust, c/o Rodney Square Management Corporation, 1105 N. Market St., 3rd Floor, Wilmington, DE 19890. If a subsequent investment is being made, investors should use the purchase stub and return envelope from the most recent account statement and the check should also indicate the investor's Fund account number.

PURCHASES BY WIRE. To purchase shares by wiring federal funds, Rodney Square must first be notified by calling [(800) ____-_______] to request an account number and furnish the Fund with a tax identification number. Following notification to Rodney Square, federal funds and registration instructions should be wired through the Federal Reserve System to:

               RODNEY SQUARE MANAGEMENT CORPORATION
               C/O WILMINGTON TRUST COMPANY
               WILMINGTON, DE
               ABA #0311 000 92
               DDA #_________________
               ATTENTION: KALMAR "GROWTH-WITH-VALUE"  MICRO  CAP FUND

			   FURTHER  CREDIT  [SHAREHOLDER  NAME  AND  ACCOUNT NUMBER]

For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be filed with Rodney Square at one of the addresses stated above under "Purchases By Mail." Investors should be aware that some banks may impose a wire service fee.

[(AVAILABLE IF DESIRED:) AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Fund shares through an Automatic Investment Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund. Under the Plan, Rodney Square, at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $1,000 or more (subsequent to the $10,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on or about the 20th day of the month. To obtain an Application for the Automatic Investment Plan, check the appropriate box of the Application accompanying this Prospectus or call Rodney Square at (800) ___-______.]

EXCHANGE PRIVILEGE. Shareholders of the Fund may exchange all or a portion of their shares of the Fund for shares of the Small Cap Fund, and shareholders of the Small Cap Fund may similarly exchange into the Fund, provided the Fund is authorized to sell its shares in the state where the purchaser is located. A purchase or redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt and acceptance by the Fund of the request.

To obtain a Prospectus of the Small Cap Fund, or to obtain more information about exchanges or place exchange orders contact Rodney Square at [(800) ____-______.] The Fund reserves the right to terminate or modify the exchange offer described here and will give shareholders sixty days notice of such termination or modification as required by the SEC.


                        RETIREMENT PLANS

Shares  of  the  Fund  are available for use in all types  of  tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from Rodney Square by calling [(800) ___-____.] The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax-deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

WTC makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS. The Fund's shares may be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS. The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

                      HOW TO REDEEM SHARES

Shareholders may redeem all or a portion of their shares without charge on any day that the Fund calculates its net asset value. See "Calculation of Net Asset Value." Except as noted below, redemption requests received and accepted by Rodney Square prior to the close of regular trading hours on the Exchange on any business day that the Fund calculates its per share net asset value are effective at the net asset value per share determined that day. Redemption requests received and accepted by Rodney Square after the close of the Exchange are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following receipt and acceptance by the Fund of the redemption request but, in any event, redemption proceeds are sent within seven business days of receipt and acceptance of the request, or earlier if required under applicable law. Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Adviser or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as described under "Calculation of Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as t he payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the share-holder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

Shares may be redeemed in one of the following ways:

REDEMPTION BY MAIL. A written redemption request must (i) identify the Fund and the shareholder's account number, (ii) state the number of shares to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. [A redemption request for an amount in excess of $5,000, or for any amount if for payment other than to the shareholder of record,  or  if the proceeds are to be sent elsewhere than the  address  of record, must be accompanied by a guarantee of their signature by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A signature and a signature guarantee are required for each person in whose name the account is registered.]

Written redemption instructions should be submitted to Kalmar Pooled Investment Trust, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to Kalmar Pooled Investment Trust, c/o Rodney Square
Management Corporation, P.O. Box 8987, 1105 N. Market Street, 3rd Floor, Wilmington, DE 19890.

REDEMPTION BY TELEPHONE. Shareholders who prefer to redeem their shares by telephone must elect to do so by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. To obtain this application, check the appropriate box of the shareholder application or call Rodney Square at (800) ____-________.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that shareholders are unable to reach Rodney Square by telephone, you may make a redemption request by mail. The Fund or Rodney Square reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

REDEMPTIONS BY WIRE. Redemption proceeds may be wired to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt and acceptance of redemption instructions (if received before the close of regular trading on the Exchange), but in no event later than five days following such receipt and acceptance.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem an investor's account where the account is inactive and is worth less than the minimum initial investment when the account was established, currently $10,000. [In calculating the minimum amount necessary to avoid involuntary redemption, the Fund will include amounts held in both the Fund and the Small Cap Fund together.] The Fund will advise the shareholder of its intention to redeem the account in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount, and the Fund will not redeem any account that is worth less than the appropriate minimum amount solely on account of a market decline.

SYSTEMATIC WITHDRAWAL PLAN.  [Available if desired]

ADDITIONAL REDEMPTION INFORMATION. Redemption proceeds may be mailed or electronically transferred to your bank or, for amounts of $5,000 or less, mailed to your Fund account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the shareholder application or include your Fund account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible guarantor institution. Further documentation will be required to change the designated account when shares are held by a corporation, other organization, trust, fiduciary or other institutional investor. For more information on redemption services, contact Rodney Square.


                    PERFORMANCE INFORMATION

Advertisements, sales literature and communications to shareholders may contain measures of the Fund's performance, including various expressions of total return, current yield or current distribution rate. They may also cite statistics relating to volatility and risk and compare such measures to those of other funds. The Fund's total return may be calculated on an annualized and aggregate basis for various periods as will be stated in the advertisement. Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

The Fund may compare its investment performance to other mutual funds, or groups of mutual funds, with similar or dissimilar investment objectives and policies that are tracked or ranked by independent services such as Lipper Analytical Services, Inc. or Morningstar, Inc. or other financial or industry publications that monitor the performance of mutual funds, investment managers, and the like. The Fund may also compare its performance to unmanaged stock indices such as the Russell 2000 Small Capitalization Index or the S&P 500, or quote performance information or information relating to fund management, investment philosophy or investment techniques, that is published in financial and business publications including Money Magazine, Forbes, Barron's or The Wall Street Journal, etc. Further information about the sources for comparative performance and other information that may be utilized by the Fund, and information about the Fund's calculation of performance figures, is contained in the Fund's Statement of Additional Information.

All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objective and policies. In addition, averages are generally unmanaged, and items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.

                      GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS. The Trust was organized as a Delaware business trust on [____________, 1996.] The Trust's Agreement and Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest in various series or classes (subseries) with a par value of $0.01 per share. Each series, in effect, represents a separate mutual fund with its own investment objective and policies. The Board of Trustees has the power to designate additional series or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series or classes.

The Trust's Agreement and Declaration of Trust gives shareholders the right to vote: (i) for the election or removal of trustees; (ii) with respect to additional matters relating to the Trust as required by the Investment Company Act; and (iii) on such other matters as the trustees consider necessary or desirable. The shares of the Fund each have one vote and, when issued, will be fully paid and non-assessable and within each series or class, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust which the trustees may, from time to time, establish, shall have no preemptive rights. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote on a matter shall vote without differentiation between separate series on a one-vote-per share basis. If a matter to be voted on does not affect the interests of all series of the Trust, then only the shareholders of the affected series shall be entitled to vote on the matter.

SHAREHOLDER MEETINGS. Pursuant to the Trust's Agreement and Declaration of Trust, the Trust does not intend to hold shareholder meetings except when required to elect trustees, or with respect to additional matters relating to the Trust as required under the Investment Company Act.


        DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying Rodney Square in writing thirty days prior to record date. Shareholders may call Rodney Square for more information. All shares of the Fund will share proportionately in the investment income and expenses of the Fund.

The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

Dividends from net investment income or net short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. For corporate investors in the Fund, dividends from net investment income will generally qualify in part for the 70% corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared. A sale or redemption of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. It is recommended that shareholders consult their tax advisers regarding specific questions as to federal, state, local or foreign taxes. Each year, the Fund will mail you information on the tax status of the Fund's dividends and distributions made to you.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and to its shareholders is included in the Statement of Additional Information.

                      SHAREHOLDER ACCOUNTS

Rodney Square, as Transfer Agent, maintains for each shareholder an account expressed in terms of full and fractional shares of the Fund rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Fund does not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemption from the shareholder's account. The statement also sets forth the balance of shares held in the shareholder's account.

INVESTMENT ADVISER
Kalmar Investment Advisers
1300 Market Street
Suite 500
Wilmington, DE  19801


UNDERWRITER
Rodney Square Distributors, Inc.
1105 N. Market Street
Wilmington, DE  19890


SHAREHOLDER SERVICES
Rodney Square Management Corporation
Rodney Square North
1100 N. Market Street
Wilmington, DE  19890-0001


CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 N. Market Street
Wilmington, DE  19890-0001


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098


AUDITORS
Coopers & Lybrand, L.L.P.
2400 Eleven Penn Center
Philadelphia, PA  19103

           KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
           KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND

                       EACH A SERIES OF

                 KALMAR POOLED INVESTMENT TRUST
      1300 Market Street, Suite 500, Wilmington, DE  19801


STATEMENT OF ADDITIONAL INFORMATION [DATED _______________, 1996]


Kalmar Pooled Investment Trust (the "Trust") currently offers two separate series of shares, each with its own investment objective and policies. Information concerning the Kalmar "Growth-with-Value" Small Cap Fund (the "Small Cap Fund") and Kalmar "Growth-with-Value" Micro Cap Fund (the "Micro Cap Fund") (collectively, the "Funds") is included in separate prospectuses, each dated [_____________, 1996.] No investment in shares should be made without first reading the applicable prospectus. A copy of each prospectus may be obtained without charge at the addresses and telephone numbers listed below.

          INVESTMENT ADVISER:                    UNDERWRITER:
     KALMAR INVESTMENT ADVISERS        RODNEY SQUARE DISTRIBUTORS, INC.
   1300 Market Street, Suite 500            1105 N. Market Street
       Wilmington, DE  19801                Wilmington, DE  19890
          (302) 658-7575                       (800) _________


---------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONNECTION WITH THE CURRENT PROSPECTUS OF THE PARTICULAR FUND DATED _____________, 1996. INVESTORS SHOULD RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
---------------------------------------------------------------------------

                       TABLE OF CONTENTS
                                                                PAGE
                                                                ----
Kalmar Pooled Investment Trust.............................

Investments................................................

Investment Restrictions....................................

Portfolio Brokerage and Turnover...........................

Management.................................................

Purchases..................................................

Redemptions................................................

Taxation...................................................

General Information........................................

Performance................................................

Financial Statements.......................................

Appendix...................................................

				 KALMAR POOLED INVESTMENT TRUST

Kalmar Pooled Investment Trust (the "Trust"), 1300 Market Street, Suite 500, Wilmington, DE 19801, is an open-end diversified, management investment company which currently offers shares of two series representing separate portfolios of investments, the Kalmar "Growth-with-Value" Small Cap Fund (the "Small Cap Fund") and the Kalmar "Growth-with-Value" Micro Cap Fund (the "Micro Cap Fund") (each individually, a "Fund" and collectively, the "Funds."). Shares of both Funds are offered and sold on a no-load basis, without the imposition of sales or distribution charges.

                          INVESTMENTS

Each Fund seeks to achieve its objective by following the philosophy outlined in its prospectus and by making investments selected in accordance with its investment policies and restrictions. The Funds will vary their investment strategies as described in each Fund's prospectus to achieve their objectives. This Statement of Additional Information contains further information concerning the techniques and operations employed by the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser") in managing each Fund, the securities in which the Fund's will invest, and the policies they will follow, and should be read in conjunction with the "Investment Objectives and Policies" section of the prospectus of each Fund.

CONVERTIBLE SECURITIES
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Funds upon conversion of a convertible security will generally be held for so long as the Adviser anticipates such stock will provide the Funds with opportunities which are consistent with the Funds' investment objectives and policies.

WARRANTS
The Funds may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS
The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Funds prior to the settlement date. The Funds will segregate with its Custodian (as hereinafter defined) cash or liquid high-grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

AMERICAN DEPOSITORY RECEIPTS
The Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are "sponsored" or "unsponsored". "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

SHORT SALES
The Fund is authorized to engage in short sales of stocks which the Adviser believes are substantially overvalued. Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. government securities or other high grade debt instruments equal to the difference between (a) the market value of the securities sold short and (b) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such a level that (a) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (b) the amount deposited in it plus the amount deposited with the broker will not be less than the market value of the securities at the time they were sold short. No more than 10% of the value of the Fund's total net assets will be, when added together, (a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales. The Fund's ability to make short sales may be limited by a requirement applicable to "regulated investment companies" under Subchapter M of the Internal Revenue Code that no more than 30% of the Fund's gross income in any year may be the result of gains from the sale of property held for less than three months.

DEBT SECURITIES-RISKS
The Funds are also authorized to invest in debt securities, which may include bonds, debentures, or notes (and cash equivalent debt securities as described below). The Funds may invest their assets in debt securities pending investment in suitable equity securities or if the Adviser believes such securities have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from such debt securities is incidental to the Funds' investment objective of capital appreciation.

The Fund may invest up to 5% of its net assets, at the time of investment, in lower rated, fixed-income securities and unrated securities of comparable quality, commonly referred to as "junk bonds". The market value of lower rated, fixed-income securities tend to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even bonds rated BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service ("Moody's"), ratings which are considered investment grade, possess some speculative characteristics.

Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund may retain an issue that has defaulted because such issue may present an opportunity for subsequent price recovery.

High yielding, fixed-income securities frequently have call or buy-back features which permit an issuer to call or repurchase the securities from the Fund. Although such securities are typically not callable for a period from three to five years after their issuance, if a call were exercised by the issuer during periods of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications.

The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales. (See "How Are Fund Shares Valued?" in the Prospectus and this SAI.)

For a description of debt security ratings, please refer to the "Appendix" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES.
Each Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

WRITING COVERED CALL OPTIONS
The general reason for writing call options is to attempt to realize income. By writing covered call options, each Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, each Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. Each Fund writes only covered options, which means that so long as a Fund is obligated as the writer of the option it will, through its custodian, have deposited the underlying security of the option or, if there is a commitment to purchase the security, a segregated cash reserve of cash, cash equivalents, U.S. Government securities or other high grade liquid debt securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. Each Fund may engage in closing transactions in order to terminate put options that it has written.

PURCHASING OPTIONS
A put option may be purchased to partially limit the risks of the value of an underlying security or the value of a commitment to purchase that security for forward delivery. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, a Fund may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.


                    INVESTMENT RESTRICTIONS

The Funds have adopted the investment restrictions set forth below, some of which (as indicated), are fundamental policies of each Fund and cannot be changed without the approval of a majority of the outstanding voting securities. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of: (i) more than 50% of the outstanding shares; or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As a matter of fundamental policy, each Fund may not:

         1.  As  to  75% of its total assets, invest  more  than 5% of  the total assets of such Fund in the securities of any one issuer, other  than  cash or  cash  items, or  obligations  issued  or
			 guaranteed by the U.S. Government, its agencies or instrument-
			 alities, or other investment companies.

         2.  As to 75% of its total assets,  purchase more than  10% of the voting securities,  or any class of securities, of any  single issuer.  For  purposes of this  restriction,  all  outstanding
			 fixed  income  securities of an  issuer are  considered as one
			 class.

         3.  Invest  more than 25% of its  total  assets  (taken at  market value at the  time of  each  investment) in the  securities of
			 issuers in  any  particular  industry,  except  for  temporary
			 defensive  purposes.   This  limitation  shall  not  apply  to
			 obligations  issued or guaranteed  by the U.S. Government, its
			 agencies or instrumentalities, and investments in certificates
			 deposit  and   banker's  acceptances  will  not  be considered
			 investments in the banking industry.

         4.  Invest in real estate or  interests in  real  estate, however, this  will not  prevent a  Fund from  investing in  securities
			 secured by real estate  or  interests therein, or in publicly-
			 held real estate investment trusts or marketable securities of
			 companies  which  may  represent  indirect  interests  in real
			 estate.

         5. Purchase or sell commodities or commodity contracts, except that the Funds may purchase or sell stock index options, stock index futures, financial futures and related options on such futures.

         6.  Issue senior securities, except that a Fund may  borrow  money
             in   accordance   with   investment  limitation  9,   purchase
			 securities on a  when-issued,  delayed  settlement or  forward
			 delivery basis, and enter into reverse repurchase agreements.

         7.  Purchase any securities on  margin,  except that the  Fund may obtain such short-term credit as  may  be  necessary  for  the clearance of purchases and sales of portfolio securities.  The
             payment  by  the  Fund of  initial  or  variation   margin  in
			 connection with options transactions, if applicable, shall not
			 be considered the purchase of a security on margin.

         8.  Make  loans of  money or  property, except  through:  (i)  the purchase  of  fixed-income  obligations in  which a  Fund  may
			 invest consistent with its investment objective and  policies;
			 (ii)investment  in  repurchase  agreements;  or (iii) loans of
			 portfolio securities in  a  manner  consistent with  a  Fund's
			 investment objective  and policies  and  the provisions of the
			 Investment  Company  Act and  regulations  and  SEC  positions
			 thereunder.

         9.  Borrow amounts in excess of 33 1/3% of its total assets, taken
		     at market value,  and  then  only  from  banks as a  temporary
			 measure for  extraordinary  or emergency  purposes such as the redemption  of Fund  shares.  Utilization  of  borrowings  may exaggerate  increases or decreases in an investment  company's
			 net  asset  value.   However,   the  Fund  will  not  purchase
			 securities while borrowings  exceed  5% of its  total  assets,
			 except to honor prior commitments and to exercise subscription
			 rights  when   outstanding   borrowings  have  been   obtained
			 exclusively for settlements of other securities transactions.

         10. Mortgage,  pledge,  hypothecate  or   otherwise  encumber  its
		     assets,  except in amounts up to 33 1/3% of its  total assets,
			 but only to  secure  borrowings  authorized  in the  preceding
			 restriction.

         11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

The policies set forth below are non-fundamental policies of each Fund and may be amended without the approval of the shareholders of the respective Funds. Each Fund will not:

         1.  Purchase securities of other  investment  companies, except to the extent permitted under the 1940 Act or in connection  with
			 a merger, consolidation, acquisition or reorganization, or  in accordance with any exemptive order granted by the SEC.

         2. Make investments in securities for the purpose of exercising control over or management of the issuer.

         3.  Invest  more  than 5%  of  its total  assets in  securities of issuers having a record, together with  predecessors,  of less
			 than three  years of continuous operation, except for  certain
			 real estate investment trusts.

         4.  Invest more than 15% of its  total  assets,  determined at the
             time  of  investment,  in   securities  subject  to  legal  or
			 contractual restrictions or resale, or which are not otherwise
			 readily marketable, including  repurchase  agreements maturing
			 in more  than seven days.

         5.  Purchase  or  sell interests  in  oil,  gas or  other  mineral exploration  or  development  programs  or leases,  rights  or
			 royalty  contracts or  exploration  or  development  programs,
			 except that  the Fund  may  invest  in securities of companies
			 which invest in or sponsor such programs.

         6.  Purchase or retain the securities  of any  issuer if, to   the
             knowledge  of  the  Fund,  those  officers  and  Trustees  (or
			 Directors) of the Trust or the Adviser who own more than  0.5%
			 of  such  securities  together  own  more  than   5%  of  such
			 securities;

         7.  Invest  in  warrants  if,  at the  time  of  acquisition,  its investment  in  warrants,  valued  at  the lower  of  cost  or
			 market value,  would  exceed  5%  of the  Fund's  net  assets;

			 included within such limitation,  but not to  exceed 2% of the
			 Fund's net assets, are  warrants  which are not  listed on the
			 New  York  or American Stock  Exchanges.  For purposes of this
			 policy, warrants  acquired by the Fund in units or attached to
			 securities may be deemed to be without value;


                PORTFOLIO BROKERAGE AND TURNOVER

The Adviser, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either: (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Funds or the Adviser by such member, broker, or dealer when viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Trust. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser may use research and services provided to it by brokers and dealers in servicing all its clients, and not all such services will be used by the Adviser in connection with the Funds.

While it is the policy of each Fund generally not to engage in frequent trading and turnover tactics for short-term gains, the Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. While the Funds anticipate that their annual portfolio turnover rate should not exceed 50% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by a Fund, or adverse tax effects. (See "Dividends, Distributions and Taxes" in the Prospectus). Each Fund is subject to the Federal income tax requirement that less than 30% of a Fund's gross income must be derived from gains from the sale or other disposition of securities held for less than three months.

                           MANAGEMENT

INVESTMENT ADVISER AND ADVISORY AGREEMENT

Kalmar Investment Advisers (previously defined as the "Adviser") serves as the investment adviser for both Funds. The Adviser was organized as a Delaware business trust on [__________, 1996] for the sole purpose of serving as the investment adviser for the series of the Trust. The Adviser is the sister company to Kalmar Investments Inc., a Delaware corporation which has been providing investment advisory services to individual accounts since its inception in 1981. Both Kalmar and the Adviser are registered as investment advisers under the Investment Advisers Act of 1940, and are wholly-owned by Ford B. Draper, Jr. The investment personnel who comprise the portfolio management team at Kalmar and the Adviser are identical.

The Trust has entered into separate investment advisory agreements on behalf of each Fund with the Adviser (the "Advisory Agreements"), for the provision of investment advisory services to the Funds, subject to the supervision and direction of the Board of Trustees. Pursuant to the Advisory Agreements, each Fund is obligated to pay the Adviser a monthly fee equal to an annual rate of 1.00% of the respective Fund's average daily net assets.

The Advisory Agreements are each dated [____________, 1996,] and are effective for an initial period of two years. The Agreements may be renewed after their initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities the respective Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of their assignment.

During the Fund's first fiscal year, the Adviser has voluntarily agreed to limit its advisory fees or to assume certain expenses of the Fund so that the Fund's total operating costs do not exceed 1.25% on an annualized basis. The Adviser may terminate this arrangement at any time. The Adviser has also voluntarily agreed to limit its advisory fee or assume the expenses of the Funds in an amount equal to the total expenses of a Fund for any fiscal year which exceeds the permissible limits applicable to that Fund in any state in which its shares are then qualified for sale. At the present time, the most restrictive state expense limitation limits a Fund's annual expenses (excluding interest, taxes, distribution expense, brokerage commissions and extraordinary expenses and other expenses subject to approval by state securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million.

General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurances, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

TRUSTEES AND OFFICERS

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below:

                                                     PRINCIPAL OCCUPATION
                               POSITION AND OFFICE   DURING THE PAST FIVE
NAME AND ADDRESS        AGE    WITH THE TRUST        YEARS
----------------        ---    -------------------   --------------------
Ford B. Draper, Jr.*    [__]   Chairman, President   President and Director,
1300 Market Street             and Treasurer         Kalmar Investments Inc.
Suite 500                                            since 1981; President,
Wilmington, DE  19801                                Kalmar Investment
                                                     Advisers since
                                                     inception ______, 1996.

John J. Quindlen        [__]   Trustee               [___________________]

David M. Reese, Jr.*    [__]   Trustee               Semi-retired; previously,
1300 Market Street                                   portfolio manager,
Suite 500                                            research analyst for
Wilmington, DE  19801                                Kalmar Investments, Inc.
                                                     from 1981 through
                                                     March, 1996.

David D. Wakefield      [__]   Trustee

[Trustee to be named]

[Trust officers to be
determined]
__________________
   *Trustees who are "interested persons" as defined in the Investment
    Company Act of 1940.

The officers conduct and supervise the daily business operations of the Trust, while the trustees, in addition to the functions set forth under "Investment Adviser" and "Distributor" review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Adviser is paid by the Adviser, and not by the Trust.

Information relating to the compensation to be paid to the Trustees of the Trust is set forth below:

                                      Pension or
                         Estimated    Retirement                Total Com-
                         Aggregate     Benefits   Estimated     pensation
                       Compensation   Accrued as    Annual     From Trust
                        From Trust     Part of     Benefits     and Fund
Name and                 (Current       Trust        Upon     Complex Paid
Position               Fiscal Year)1  Expenses    Retirement   to Trustees
--------               -------------  --------    ----------   -----------
Ford B. Draper, Jr.        $0            N/A         N/A           $0
John J. Quindlen          [$__]          N/A         N/A          [$__]
David M. Reese, Jr.       [$__]          N/A         N/A          [$__]
David D. Wakefield        [$__]          N/A         N/A          [$__]
[Trustee to be
named]


1 THE TRUSTEES WHO ARE "INTERESTED PERSONS" OF THE TRUST AS DEFINED IN THE INVESTMENT COMPANY ACT RECEIVE NO COMPENSATION FOR THEIR SERVICE AS TRUSTEES. [FOR THEIR SERVICE AS TRUSTEES, THE "NON-INTERESTED" TRUSTEES RECEIVE A $______ ANNUAL FEE AND $_____ PER FUND PER TRUST MEETING ATTENDED, AS WELL AS REIMBURSEMENT FOR OUT-OF-POCKET EXPENSES IN CONNECTION WITH TRAVEL AND ATTENDANCE AT BOARD MEETINGS.] THE TRUST HAS NOT COMPLETED A FULL FISCAL YEAR AND, AS OF THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION, [ONE] MEETING OF THE BOARD OF TRUSTEES WAS HELD AT WHICH ALL OF THE TRUSTEES WERE PRESENT. THE AMOUNT IN COLUMN 2 REPRESENTS THE ESTIMATED AGGREGATE COMPENSATION TO BE PAID TO EACH TRUSTEE FROM THE TRUST FOR THE CURRENT FISCAL YEAR. IT IS EXPECTED THAT THE TRUST WILL HOLD FOUR TRUSTEE MEETINGS PER YEAR.

The Trust has an Audit Committee which has the responsibility, among other things, to (i) recommend the selection of the Trust's independent auditors;
(ii) review and approve the scope of the independent auditors' audit activity; (iii) review the financial statements which are the subject of the independent public auditors' certifications; and (iv) review with such independent public auditors the adequacy of the Funds' basic accounting system and the effectiveness of the Funds' internal accounting controls. There is no separate Nominating or Investment Committee. Items pertaining to these Committees are submitted to the full Board of Trustees.

The Trust has not adopted a pension plan or any other plan that would afford benefits to its Trustees.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT.
Rodney Square Management Corporation ("Rodney Square"), located at Rodney Square North, 1100 N. Market Street, Wilmington, DE 19801-0001, provides certain administrative services to the Trust pursuant to an Administration Agreement. [Under the Administration Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Funds; (2) coordinates and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepare and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust, for their approval, invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue check in payment thereof; and (9) takes such other action with respect to the Trust or the Funds as may be necessary in the opinion of Rodney Square to perform its duties under the Agreement.]

As compensation for services performed under the Administration Agreement, Rodney Square receives a fee payable monthly at an annual rate (as described in each Fund's Prospectus) multiplied by the average daily net assets of the Trust.

The Administration Agreement became effective as of _____________, 1996 for an initial period of three years, and will remain in effect from year to year thereafter, provided such continuance is approved at least annually by a vote of the Trustees of the Trust. The Administration Agreement is also terminable without payment of any penalty with respect to either Fund: (i) by the Trust on sixty (60) days' written notice to Rodney Square; or (ii) by Rodney Square on six (6) months' written notice to the Trust. The Administration Agreement may also be terminable by the Trust or Rodney Square for cause.

DISTRIBUTOR
Rodney Square Distributors, Inc. ("RSD") serves as the principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust. Under the terms of the Distribution Agreement, RSD agrees to use all reasonable efforts as agent to secure purchasers for the various series of the Trust. RSD also assists the Trust in the production and distribution of advertising, marketing and sales literature materials, and review such materials for compliance with applicable regulations.

The Distribution Agreement provides that RSD, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

Each Fund shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares under state securities laws.

The Distribution Agreement became effective as of ___________ __, 1996, and will remain in effect for a period of two years. Thereafter, the Distribution Agreement continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Trustees who are not parties to the
Distribution Agreement or interested persons of any such party (the "Independent Trustees") and terminates automatically in the event of its assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to either Fund: (i) by such Fund (by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days' written notice to RSD; or (ii) by RSD on sixty (60) days' written notice to the Fund.

                           PURCHASES

Shares of the Funds are sold at the net asset value next determined after the receipt and acceptance of a purchase application in proper form by Rodney Square. The minimum initial investment for each Fund is $10,000 and there is no subsequent investment minimums.

TAX-DEFERRED RETIREMENT PLANS
All types of tax-deferred retirement plans such as IRAs, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code of 1986, as amended are available to shareholders of the Funds. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA)
Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax-qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax-qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

DEFINED CONTRIBUTION PLANS
Profit sharing plans and money purchase plans (the "Defined Contribution Plans") are for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code.

Annual deductible contributions to the Defined Contribution Plans generally may be made on behalf of each participant in a total amount of up to the lesser of 20% of a self-employed participant's pre-contribution earned income (after reducing the earned income by the self-employed's deduction for 1/2 of his or her self-employment tax) (25% of a non-self-employed participant's wages) or $30,000. Unless the employer chooses to take Social Security contributions into account, the same percentage of earned income (or wages) must be contributed on behalf of each participant in the Defined Contribution Plans. Earned income and wages are limited for this purpose to $150,000 for 1994 indexed for cost of living adjustments in subsequent years.

403(B)(7) RETIREMENT PLAN
A 403(b)(7) Plan is for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes. Assets withdrawn from the 403(b)(7) Plan are subject to Federal Income tax and to the additional 10% tax discussed above under "Defined Contribution Plans."

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.


                          REDEMPTIONS

Under normal circumstances, you may redeem your shares at any time without a fee. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described in the Prospectus of each Fund. See "How to Redeem Shares" in the Prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.

Payment for shares tendered for redemption is made by check within seven days after receipt and acceptance of your redemption request by Rodney Square, except that each Fund reserves the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days, (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the Securities and Exchange Commission as a result of which disposal of securities owned by a given Fund is not reasonably predictable or it is not reasonably practicable for such Fund fairly to determine the value of its net assets, or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Fund shareholders.


                            TAXATION

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from the sale or other disposition of stock or securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. The Funds have elected to be treated as regulated investment companies under Subchapter M of the Code and each intends to qualify as such for each future fiscal year. The Directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxable as ordinary dividend income to the extent of the Fund's available earnings and profits. Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus
undistributed  amounts  from  prior  years.   The  Funds  intend  to   make
distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisors concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.



                      GENERAL INFORMATION

AUDITS AND REPORTS
The accounts of the Trust are audited each year by Coopers & Lybrand L.L.P., independent certified public accountants. Shareholders receive semi-annual and annual reports of the Trust including the annual audited financial statements and a list of securities owned.

                          PERFORMANCE

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

The Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Securities and Exchange Commission. An explanation of those and other methods used by a Fund to compute or express performance follows.

CURRENT YIELD

As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and analyzing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base period. According to the Securities and Exchange Commission formula:

                                 6
               Yield = 2 [(a-b +1) - 1]
			               ---
                           cd

where

  a =     dividends and interest earned during the period.

  b =     expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d = the maximum offering price per share on the last day of the period.

TOTAL RETURN
As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and analyzing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Securities and Exchange Commission formula:

                               n
                         P(1+T) = ERV
where:

     P =   a hypothetical initial payment of $1,000.

     T =   average annual total return.

     n =   number of years.

   ERV =   ending  redeemable value of a hypothetical  $1,000 payment  made at the beginning of the 1, 5 or 10-year  periods, determined  at
		   the end of the 1, 5 or  10-year  periods  (or fractional portion
		   thereof).

Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS
To help investors better evaluate how an investment in a Fund might satisfy their investment objective; advertisements, sales literature and other shareholder communications regarding a Fund may discuss yield or total return for such Fund as reported by various financial publications. Advertisements, sales literature and shareholder communications may also compare yield or total return to yield or total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

Barron's                                 Personal Investor
Business Week                            Personal Investing News
CDA Investment Technologies, Inc.        Russell 2000 Index
Changing Times, The Kiplinger Magazine   Russell 2000 Value and Growth Indexes
Consumer Digest                          S&P 500 Composite Stock Price Index
Financial World                          S&P SmallCap 600 Index
Forbes                                   S&P MidCap 400 Index
Fortune                                  S&P/Barra Growth & Value Indexes
Investment Company Data, Inc.            Success
Investor's Daily                         The New York Times
Lipper Mutual Fund Performance Analysis  U.S. News and World Report
Lipper Mutual Fund Indices               USA Today
Money                                    Wall Street Journal
Morningstar, Inc.                        Wiesenberger Investment Companies
Mutual Fund Values                          Services
Nasdaq Indexes                           Wilshire Medium & Small Cap Indexes

A Fund may also from time to time along with performance advertisements, present its investments, as of a current date, in the form of the "Schedule of Investments" included in the Semi-Annual and Annual Reports to the shareholders of the Trust.

                      FINANCIAL STATEMENTS

                        [To be provided]

                            APPENDIX

Description of Corporate Bond Ratings

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

INVESTMENT ADVISER
Kalmar Investment Advisers
1300 Market Street
Suite 500
Wilmington, DE  19801

UNDERWRITER
Rodney Square Distributors, Inc.
1105 N. Market Street
Wilmington, DE  19890

SHAREHOLDER SERVICES
Rodney Square Management Corporation
Rodney Square North
1100 N. Market Street
Wilmington, DE  19890-0001

CUSTODIAN
Wilmington Trust Company
Rodney Square North
1100 N. Market Street
Wilmington, DE  19890-0001

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

AUDITORS
Coopers & Lybrand, L.L.P.
2400 Eleven Penn Center
Philadelphia, PA  19103

                   PART C:  OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

     (a)   Financial Statements:
           To be filed by amendment.
           See "Financial Statements" in Part B of this Registration Statement

     (b)   Exhibits:

           (1)  Agreement and Declaration of Trust of Kalmar Pooled Investment
		        Trust  (the "Registrant")  dated  September 12, 1996  is filed
				herewith.

           (2)  By-laws of the Registrant is filed herewith.

           (3)  Voting Trust Agreement --- Not Applicable.

           (4)  Specimen copy of each security to be issued by  the Registrant
		        --- Not Applicable.

           (5)  Investment Advisory Agreements ---
                (a) "Form  of"  Investment  Advisory  Agreement   between  the
				    Registrant on  behalf  of  the  Kalmar "Growth-with-Value"
					Small Cap Fund series  (the "Small  Cap  Fund") and Kalmar
					Investment Advisers is filed herewith.

                (b) "Form of" Investment AdvisoryAgreement between  Registrant
				    on behalf of the Kalmar "Growth-with-Value" Micro Cap Fund
					series  (the  "Micro  Cap Fund")  and   Kalmar  Investment
					Advisers is filed herewith.

           (6)  Distribution Agreements ---
                (a) "Form of" Distribution  Agreement between  the  Registrant
				    on behalf of the Small Cap and Micro Cap Funds and  Rodney
					Square  Distributors,  Inc. is filed herewith.

                (b) Dealer/Selling  Agreements  of  the   Registrant  ---  Not
				    applicable.

           (7)  Bonus, profit-sharing and pension contracts of  the Registrant
		        --- Not Applicable.

           (8)  Custodian Agreement --- "Form of"  Custody  Agreement  between
		        the Registrant and Wilmington Trust Company is filed herewith.

           (9)  Other Material Contracts ---
                (a) "Form  of"   Accounting  Services  Agreement  between  the
				    Registrant  and  Rodney  Square  Management Corporation is
					filed herewith.

                (b) "Form of" Administration Agreement  between  the Registrant
				    and Rodney Square Management Corporation is filed herewith.

                (c) "Form of" Transfer Agency Agreement between  the Registrant
				    and Rodney Square Management Corporation is filed herewith.

           (10) Opinion  and  Consent of  Counsel  as to the legality  of  the
		        securities to be issued will be filed  by  the Registrant on a
				yearly basis along with its Rule 24f-2 Notice.

           (11) Consent of Independent Auditors.
                To be filed by amendment.

           (12) Other Financial Statements --- Not Applicable.

           (13) Letter of Understanding relating to initial capital. To be filed by amendment.

           (14) Model Plans --- Not Applicable.

           (15) 12b-1 Plans --- Not Applicable.

           (16) Schedule  for  Computation  of  Performance  Quotation --- Not
		        Applicable.

           (17) Financial Data Schedule --- Not Applicable.

           (18) Multiple Class Plan --- Not Applicable.

           (19) Powers-of-Attorney.
                To be filed by amendment.


ITEM 25.   PERSONS CONTROLLED OR UNDER COMMON CONTROL WITH THE REGISTRANT.

           None.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES:

           The number of record holders of securities of the Registrant as of the effective date of this registration statement is as
		   follows:

                    (1)                               (2)

             Title of Class                 Number of Record Holders
			 --------------                 ------------------------
             Shares of beneficial
             interest, par value of
             $[_____]:

             Small Cap Fund                         [_____]
             Micro Cap Fund                         [_____]


ITEM 27.   INDEMNIFICATION.

     Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Trust or its shareholders, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

     Subject to the standards and restrictions set forth in the Trust's Agreement and Declaration of Trust, the Delaware Business Trust Act,
     section 3817, permits a business trust to indemnify and hold harmless any trustee, beneficial owner, or other person from and against any and all claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from personal liability to any person other than the business trust or a beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

     The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Trust, out of its assets, may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustees' performance of his or her duties as a Trustee or officer of the Trust; provided that nothing in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     The By-Laws provide indemnification for each  Trustee  and officer who
	 was or is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests; (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Trust. Further, no indemnification shall be made:

           (a)  In  respect  of any  proceeding as to which any  Trustee or
		        officer shall have been adjudged to be liable on  the basis that  personal  benefit  was  improperly  received  by him,
				whether or not the benefit resulted from an action taken in
				the person's official capacity; or

           (b)  In respect of any  proceeding  as to  which any  Trustee or
		        officer  shall  have  been adjudged  to  be  liable  in the performance of that person's duty to the Trust,  unless and
				only to  the extent that the court in which that action was
				brought  shall  determine  upon  application that  in  view
				of  all the relevant circumstances of the case, that person
				is  fairly  and  reasonably  entitled  to indemnity for the
				expenses  which the court shall determine; however, in such
				case,  indemnification with respect to any proceeding by or
				in the right of the  Trust or in which liability shall have
				been adjudged by reason of the  disabling conduct set forth
				in the preceding paragraph shall be limited to expenses; or

           (c)  Of amounts paid in  settling or  otherwise  disposing  of a
		        proceeding, with or without court approval, or of  expenses incurred  in  defending a  proceeding  which is  settled or
				otherwise disposed  of  without court approval,  unless the
				required  court  approval  set  forth  in  the  By-Laws  is
				obtained.

    In any event, the Trust shall indemnify each officer and Trustee against expenses actually and reasonably incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Trust shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if: (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements; and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

    The Trustees and officers of the Trust are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the Trust would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter  or  control  persons of the  Registrant  pursuant  to  the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.


ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

    KALMAR INVESTMENT ADVISERS:
    The sole business activity of Kalmar Investment Advisers 1300 Market Street, Wilmington, DE 19801 (the "Adviser") is to serve as investment adviser to each series of the Registrant. Information as to the ownership and officers of the Adviser is included in its Form ADV, File No. 801-[____], filed on [__________________], with the U.S.
    Securities and Exchange Commission under the Investment Advisers Act of 1940. Such Form ADV is incorporated by reference herein.

ITEM 29.   PRINCIPAL UNDERWRITER.

    (a)    Rodney   Square  Distributors,  Inc.  ("RSD"),   the   principal
	       underwriter  and  distributor  for the  Registrant's  securities
		   and currently acts as distributor for the following entities:

           The Rodney Square Fund
           The Rodney Square Multi-Manager Fund
           The Rodney Square Tax-Exempt Fund
           The Rodney Square Strategic Fixed-Income Fund
           Heitman Real Estate Fund, Institutional Class
           Kiewit Mutual Fund
           1838 Investment Advisors Funds
           The Olstein Funds
           The HomeState Group

    (b) The table below sets forth certain information as to the Distributor's Directors, officers and Control Persons:



                             POSITION(S) AND OFFICE(S)    POSITION(S)
NAME AND PRINCIPAL           WITH RODNEY SQUARE           AND OFFICE(S)
BUSINESS ADDRESS             DISTRIBUTORS, INC.           WITH REGISTRANT
-------------------------------------------------------------------------

Jeffrey O. Stroble           President, Secretary,        None
1105 North Market Street     Treasurer & Director
Wilmington, DE  19890

Martin L. Klopping           Director                     None
Rodney Square North
1100 North Market Street
Wilmington, DE  19890

Cornelius G. Curran          Vice President               None
1105 North Market Street
Wilmington, DE  19890

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS.

    Each  account,  book  or other document required to  be  maintained  by
    Section  31(a) of the 1940 Act and the Rules (17 CFR 270-31a-1 to  31a-
    3) promulgated thereunder, is maintained by the Registrant at 1300 Market Street, Wilmington, DE 19801, except for those maintained by the Registrant's administrator, transfer agent, dividend paying agent and accounting services agent, Rodney Square Management Corporation, at Rodney Square North, 1100 North Market Street, Wilmington, DE 19890.


ITEM 31.   MANAGEMENT SERVICES.

    There are no management related service contracts not discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS.

    (a)    Inapplicable.

    (b)    The  Registrant  hereby  undertakes to  file  a   post-effective
	       amendment,   using  reasonably   current   financial  statements
		   which  need not be audited, within  four to  six months from the
		   commencement of investment operations.

    (c)    The Registrant hereby undertakes, if requested to  do  so by the
	       holders of at least 10% of the  Registrant's outstanding shares,
		   to call a meeting of shareholders for the purpose of voting upon
		   the question of removal of a trustee or  trustees and to  assist
		   in communication with other shareholders, as directed by Section
		   16(c) of the Investment Company Act of 1940.

						   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and state of Delaware on the 30th day of September, 1996.

                         Kalmar Pooled Investment Trust

                         By:  Ford B. Draper, Jr.
						      -------------------
                              Ford B. Draper, Jr.
                              Chairman, President and Treasurer

Pursuant   to  the  requirement  of  the  Securities  Act  of  1933,   this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                   Date
---------                       -----                   ----


Ford B. Draper, Jr.          Chairman, President     September 30, 1996
-------------------
Ford B. Draper, Jr.             and Treasurer


John J. Quindlen             Trustee                 September 20, 1996
-------------------
John J. Quindlen


David M. Reese, Jr.          Trustee                 September 30, 1996
-------------------
David M. Reese, Jr.


David D. Wakefield           Trustee				 September 20, 1996
-------------------
David D. Wakefield


_______________________         Trustee




*By: ____________________________________
     Ford B. Draper, Jr., Attorney-in-Fact
     (Pursuant to Power of Attorney
     filed herewith)

                           EXHIBIT INDEX


Exhibit                                           Page No.
-------                                           --------
Agreement and Declaration of Trust of the
Registrant dated September 12, 1996.              EX-99.B1

By-Laws of the Registrant.                        EX-99.B2

"Form of" Investment Advisory Agreement
between the Registrant on behalf of the
Small Cap Fund and Kalmar Investment
Advisers.                                         EX-99.B5A

"Form of" Investment Advisory Agreement
between the Registrant on behalf of the
Micro Cap Fund and Kalmar Investment
Advisers.                                         EX-99.B5B

"Form of" Distribution Agreement between
the Registrant and Rodney Square
Distributors, Inc.                                EX-99.B6

"Form of" Custodian Agreement between the
Registrant and Wilmington Trust Company.          EX-99.B8

"Form of" Accounting Services Agreement
between the Registrant and Rodney Square
Management Corporation.                           EX-99.B9

"Form of" Administration Agreement
between the Registrant and Rodney Square
Management Corporation.                           EX-99.B9

"Form of" Transfer Agency Agreement
between the Registrant and Rodney Square
Management Corporation.                           EX-99.B9